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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 2-34393)                                           [X]

         Pre- Effective Amendment No.                            [ ]
                                      ----

         Post-Effective Amendment No.  118                       [X]
                                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940 (No. 811-1879)                                  [X]

         Amendment No.  101                                      [X]
                       -----

                        (Check appropriate box or boxes.)
JANUS INVESTMENT FUND
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                --------------------------------

Kelley Abbott Howes -- 151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):
         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]  on February 28, 2006 pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     February 28, 2006


                                     Janus Smart Portfolio - Growth
                                     Janus Smart Portfolio - Moderate
                                     Janus Smart Portfolio - Conservative

                             JANUS SMART PORTFOLIOS

                                   Prospectus

     ELIMINATE PAPER MAIL. Set up e-Delivery of prospectuses, annual reports, and statements at WWW.JANUS.COM.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus is for those shareholders investing directly with the Portfolios.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Smart Portfolio - Growth...........................    4
       Janus Smart Portfolio - Moderate.........................    7
       Janus Smart Portfolio - Conservative.....................   10
    FEES AND EXPENSES...........................................   13
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Principal investment strategies of the Portfolios........   15
       Investment techniques of the underlying funds............   17
       Risks of the Portfolios..................................   23
    SHAREHOLDER'S MANUAL
       Doing business with Janus................................   30
       Minimum investments......................................   31
       Types of account ownership...............................   31
       To open an account or buy shares.........................   34
       To exchange shares.......................................   35
       To sell shares...........................................   35
       Excessive trading........................................   38
       Shareholder services and account policies................   47
    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   51
       Investment personnel.....................................   54
    OTHER INFORMATION...........................................   55
    DISTRIBUTIONS AND TAXES.....................................   58
    FINANCIAL HIGHLIGHTS........................................   61
    GLOSSARY OF INVESTMENT TERMS................................   62

                                                            Table of contents  1

JANUS SMART PORTFOLIOS

   This Prospectus provides information about the Janus Smart Portfolios, a group of mutual funds that invest in Janus stock, bond, and money market mutual funds (the "underlying funds"). Because they invest in other funds, each Portfolio is considered a "fund of funds." The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.

   Janus Smart Portfolios offer three choices for different investment styles. Because investors' risk tolerances, investment goals, investment time horizons, and financial circumstances may be different, each Janus Smart Portfolio offers an alternative strategy for attaining capital growth and income. The allocation to stocks and bonds in each Portfolio reflects its greater or lesser emphasis on pursuing growth of capital or current income. The following illustrates each Portfolio's relative emphasis on seeking growth of capital and seeking income.

[BAR CHART]

                                                Primary Emphasis:
                                                Growth of Capital      Income
Janus Smart Portfolio -- Growth                        80%               20%
Janus Smart Portfolio -- Moderate                      60%               40%
Janus Smart Portfolio -- Conservative                  40%               60%

   Each Portfolio invests in a variety of underlying funds to pursue a target allocation of stocks and bonds, and may also invest in money market instruments or cash/cash equivalents. The following table indicates each Portfolio's target allocation, which is how each Portfolio's investments generally will be allocated among the major asset classes over the long term, as well as the normal ranges within which each Portfolio's asset class allocations generally will vary over short-term periods.

       LONG-TERM EXPECTED AVERAGE ASSET ALLOCATION
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                              80%                        60%                        40%
       Bonds and Money Market              20%                        40%                        60%
         Instruments

       NORMAL ASSET ALLOCATION RANGE
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                            75%-85%                    55%-65%                    35%-45%
       Bonds and Money Market            15%-25%                    35%-45%                    55%-65%
         Instruments

 2  Janus Smart Portfolios prospectus

   As part of the Portfolios' overall asset allocation strategy, the Portfolios' may normally invest in domestic stocks, international stocks, and bonds and money market instruments.

    JANUS SMART PORTFOLIO -            JANUS SMART PORTFOLIO -            JANUS SMART PORTFOLIO -
            GROWTH                            MODERATE                         CONSERVATIVE
          [PIE CHART]                        [PIE CHART]                        [PIE CHART]
 STOCKS                        80%  STOCKS                        60%  BONDS AND MONEY MARKET        60%
 BONDS AND MONEY MARKET        20%  BONDS AND MONEY MARKET        40%  STOCKS                        40%


   Each Portfolio will normally allocate its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, international companies, and bonds and money market instruments. The allocations may change from time to time to reflect market fluctuations or in response to various economic or other factors as deemed appropriate by the portfolio manager.


   The following profiles are intended to summarize the key features of Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate, and Janus Smart Portfolio - Conservative.

                                            Janus Smart Portfolios prospectus  3

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS SMART PORTFOLIO - GROWTH

   Janus Smart Portfolio - Growth (the "Portfolio") is designed for long-term investors who primarily seek the highest return over time consistent with a primary emphasis on growth of capital and a secondary emphasis on income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   JANUS SMART PORTFOLIO - GROWTH seeks the highest return over time consistent with a primary emphasis on growth of capital and a secondary emphasis on income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio seeks to achieve its objective by investing in other Janus mutual funds that represent a variety of asset classes and investment styles. The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds normally consisting of approximately 80% stocks and 20% bonds and money market securities. The target allocation and the allocation of the Portfolio's assets among underlying funds is based on quantitative and qualitative analysis.

   The Portfolio's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio manager regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations for the underlying funds. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, or weightings without shareholder notice.

 4  Janus Smart Portfolios prospectus

   The Portfolio will normally allocate approximately 80% of its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, and international companies; and approximately 20% of its investments to underlying bond and money market funds. These allocations may change from time to time.


                   JANUS SMART PORTFOLIO -
                            GROWTH
                         [PIE CHART]
 STOCKS                                                       80%
 BONDS AND MONEY MARKET                                       20%

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. With approximately 80% of the Portfolio's assets allocated to equity investments, the Portfolio is subject to the risks of investing in common stocks, which tend to be more volatile than many other investment choices. The net asset value ("NAV") of an underlying fund may decrease if the value of an individual company or multiple companies in its portfolio decreases or if the stock market goes down regardless of how well the individual companies perform. If the NAV of an underlying fund decreases, the Portfolio's NAV may also decrease, which means if you sell your shares in the Portfolio you may lose money.

   With approximately 20% of the Portfolio's assets allocated to fixed-income securities, the Portfolio is subject to the risks of fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of fixed-income securities will generally decrease when interest rates rise, an underlying fund's NAV may also decrease, and in turn the Portfolio's NAV may decrease. Another fundamental risk associated with fixed-income securities is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the underlying funds which invest in fixed-income securities may

                                                          Risk/return summary  5
   be less volatile than underlying funds that invest most of their assets in common stocks, returns and yields will vary, and you could lose money.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Portfolio did not commence operations until December 30, 2005, it does not have a full calendar year of operations. Performance information will be included in the Portfolio's semiannual and annual reports. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report.



   The performance of the Portfolio is compared to the S&P 500(R) Index, which is the Portfolio's primary benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Growth Allocation Index, a hypothetical combination of unmanaged indices, is the Portfolio's secondary benchmark index. This internally calculated index combines the total returns from the Dow Jones Wilshire 5000 Index (50%), the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE(R) Index") (25%), the Lehman Brothers Aggregate Bond Index (20%), and the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index(SM)") (5%).


 6  Janus Smart Portfolios prospectus

JANUS SMART PORTFOLIO - MODERATE

   Janus Smart Portfolio - Moderate (the "Portfolio") is designed for investors who primarily seek the highest return over time consistent with an emphasis on growth of capital and income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   JANUS SMART PORTFOLIO - MODERATE seeks the highest return over time consistent with an emphasis on growth of capital and income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio seeks to achieve its objective by investing in other Janus mutual funds that represent a variety of asset classes and investment styles. The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds normally consisting of approximately 60% stocks and 40% bonds and money market securities. The target allocation and the allocation of the Portfolio's assets among underlying funds is based on quantitative and qualitative analysis.

   The Portfolio's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio manager regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations for the underlying funds. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, or weightings without shareholder notice.

                                                          Risk/return summary  7

   The Portfolio will normally allocate approximately 60% of its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, and international companies; and approximately 40% of its investments to underlying bond and money market funds. These allocations may change from time to time.


                   JANUS SMART PORTFOLIO -
                           MODERATE
                         [PIE CHART]
 STOCKS                                                       60%
 BONDS AND MONEY MARKET                                       40%

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. With approximately 60% of the Portfolio's assets allocated to equity investments, the Portfolio is subject to the risks of investing in common stocks, which tend to be more volatile than many other investment choices. The net asset value ("NAV") of an underlying fund may decrease if the value of an individual company or multiple companies in its portfolio decreases or if the stock market goes down regardless of how well the individual companies perform. If the NAV of an underlying fund decreases, the Portfolio's NAV may also decrease, which means if you sell your shares in the Portfolio you may lose money.

   With approximately 40% of the Portfolio's assets allocated to fixed-income securities, the Portfolio is subject to the risks of fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of fixed-income securities will generally decrease when interest rates rise, an underlying fund's NAV may also decrease, and in turn the Portfolio's NAV may decrease. Another fundamental risk associated with fixed-income securities is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the underlying funds which invest in fixed-income securities may

 8  Janus Smart Portfolios prospectus
   be less volatile than underlying funds that invest most of their assets in common stocks, returns and yields will vary, and you could lose money.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Portfolio did not commence operations until December 30, 2005, it does not have a full calendar year of operations. Performance information will be included in the Portfolio's semiannual and annual reports. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report.



   The performance of the Portfolio is compared to the S&P 500(R) Index, which is the Portfolio's primary benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Moderate Allocation Index, a hypothetical combination of unmanaged indices, is the Portfolio's secondary benchmark index. This internally calculated index combines the total returns from the Dow Jones Wilshire 5000 Index (40%), the Lehman Brothers Aggregate Bond Index (40%), the MSCI EAFE(R) Index (18%), and the MSCI EMF Index(SM) (2%).


                                                          Risk/return summary  9

JANUS SMART PORTFOLIO - CONSERVATIVE

   Janus Smart Portfolio - Conservative (the "Portfolio") is designed for investors who primarily seek the highest return over time consistent with a primary emphasis on income and a secondary emphasis on growth of capital.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   JANUS SMART PORTFOLIO - CONSERVATIVE seeks the highest return over time consistent with a primary emphasis on income and a secondary emphasis on growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio seeks to achieve its objective by investing in other Janus mutual funds that represent a variety of asset classes and investment styles. The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds normally consisting of approximately 40% stocks and 60% bonds and money market securities. The target allocation and the allocation of the Portfolio's assets among underlying funds is based on quantitative and qualitative analysis.

   The Portfolio's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio manager regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations for the underlying funds. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, or weightings without shareholder notice.

 10  Janus Smart Portfolios prospectus

   The Portfolio will normally allocate approximately 60% of its investments to underlying bond and money market funds; and approximately 40% of its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, and international companies. These allocations may change from time to time.


                   JANUS SMART PORTFOLIO -
                         CONSERVATIVE
                         [PIE CHART]
 BONDS AND MONEY MARKET                                       60%
 STOCKS                                                       40%

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. With approximately 60% of the Portfolio's assets allocated to fixed-income securities, the Portfolio is subject to the risks of fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of fixed-income securities will generally decrease when interest rates rise, an underlying fund's net asset value ("NAV") may also decrease, and in turn the Portfolio's NAV may decrease. Another fundamental risk associated with fixed-income securities is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the underlying funds which invest in fixed-income securities may be less volatile than underlying funds that invest most of their assets in common stocks, returns and yields will vary, and you could lose money.

   With approximately 40% of the Portfolio's assets allocated to equity investments, the Portfolio is subject to the risks of investing in common stocks, which tend to be more volatile than many other investment choices. The NAV of an underlying fund may decrease if the value of an individual company or multiple companies in its portfolio decreases or if the stock market goes down regardless of how well the individual companies perform. If the NAV of an underlying fund decreases,

                                                         Risk/return summary  11
   the Portfolio's NAV may also decrease, which means if you sell your shares in the Portfolio you may lose money.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Portfolio did not commence operations until December 30, 2005, it does not have a full calendar year of operations. Performance information will be included in the Portfolio's semiannual and annual reports. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report.



   The performance of the Portfolio is compared to the S&P 500(R) Index, which is the Portfolio's primary benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Conservative Allocation Index, a hypothetical combination of unmanaged indices, is the Portfolio's secondary benchmark index. This internally calculated index combines the total returns from the Lehman Brothers Aggregate Bond Index (60%), the Dow Jones Wilshire 5000 Index (28%), and the MSCI EAFE(R) Index (12%).


 12  Janus Smart Portfolios prospectus

FEES AND EXPENSES


   The first table on the following page describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. Expense information shown reflects estimated annualized expenses the Portfolios expect to incur during their initial fiscal period. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."


   Each Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. The Portfolios' return will be net of these expenses. The table on the following page provides an estimate of the Portfolios' expenses based on the initial weightings of the underlying funds and each underlying fund's total annual operating expenses (or "estimated expenses" for any allocation to an underlying fund with less than a year of operations). The table shows the estimated total expenses that result from combining the annual fund operating expenses of the Portfolio with the estimated underlying funds' expenses. Expenses may be higher or lower depending on the allocation of the Portfolios' assets among the underlying funds and the actual expenses of the underlying funds.

   SHAREHOLDER FEES are those paid directly from your investment. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, the Portfolios may invest in underlying funds that may be subject to redemption fees or exchange fees on the sale of shares held for three months or less.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  13

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
  Sales charges...............................................  None
  Redemption fee..............................................  None(1)(2)
  Exchange fee................................................  None(2)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                 Underlying   Total Annual             Net Annual
                                                                   Funds          Fund                    Fund
                                      Management      Other       Fees and     Operating     Expense    Operating
                                        Fee(3)     Expenses(4)    Expenses    Expenses(5)    Waivers   Expenses(5)
  Janus Smart Portfolio - Growth        0.05%         0.18%        0.84%         1.07%        0.00%       1.07%
  Janus Smart Portfolio - Moderate      0.05%         0.18%        0.80%         1.03%        0.03%       1.00%
  Janus Smart
    Portfolio - Conservative            0.05%         0.20%        0.79%         1.04%        0.08%       0.96%


 (1) Each Portfolio may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the "Payment of Redemption Proceeds" section in this Prospectus.
 (2) A Portfolio which redeems or exchanges certain underlying funds' shares held for three months or less may be subject to an underlying fund's 2.00% redemption fee, if any.

 (3) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.


 (4) Since the Portfolios commenced operations on December 30, 2005, Other Expenses are based on the estimated expenses that the Portfolios may incur in their initial fiscal period.


 (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Portfolio's total operating expenses (excluding any expenses of an underlying fund, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least March 1, 2007. The expense waivers shown reflect the application of such limits. For a period of three years subsequent to the Portfolios' commencement of operations, Janus Capital may recover from each Portfolio fees and expenses previously waived or reimbursed if that Portfolio's expense ratio, including recovered expenses, falls below the respective expense limit. The expense waivers are detailed in the Statement of Additional Information.




 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses of the Portfolios and their underlying funds (without waivers) remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                1 Year    3 Years
                                                                -----------------
  Janus Smart Portfolio - Growth                                 $ 109     $ 340
  Janus Smart Portfolio - Moderate                               $ 105     $ 328
  Janus Smart Portfolio - Conservative                           $ 106     $ 331

 14  Janus Smart Portfolios prospectus

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIOS

   This section takes a closer look at the Portfolios' principal investment strategies and certain risks of investing in the Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, non-fundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks of the Portfolios" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.



   The Portfolios invest in underlying Janus funds to pursue a target allocation of stocks, bonds, and cash/cash equivalents. The following table illustrates the long-term expected average asset allocation and the normal asset allocation ranges for the Portfolios.


       LONG-TERM EXPECTED AVERAGE ASSET ALLOCATION
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                              80%                        60%                        40%
       Bonds and Money Market              20%                        40%                        60%
         Instruments

       NORMAL ASSET ALLOCATION RANGE
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                            75%-85%                    55%-65%                    35%-45%
       Bonds and Money Market            15%-25%                    35%-45%                    55%-65%
         Instruments

                                   Principal investment strategies and risks  15

   While each Portfolio can invest in any or all of the underlying funds that are described later in this Prospectus, it is expected that each Portfolio will normally invest in only some of the underlying funds at any particular time. A Portfolio's investment in any underlying fund may exceed 25% of such Portfolio's total assets. The following table shows the initial investment allocation of each Portfolio in the underlying funds as of the date of this Prospectus. Actual holdings percentages may vary due to actual cash flows and changes to the underlying funds' asset values. In addition, the Portfolios may reallocate their assets among these or any underlying funds as described in this Prospectus, including a portion or all in cash equivalents or a money market fund. Janus Capital may change the asset class allocations, the underlying funds, or the weightings without notice to shareholders.


    Asset Class                           Janus Smart Portfolio -   Janus Smart Portfolio -   Janus Smart Portfolio -
    Underlying Fund                               Growth                   Moderate                Conservative
    -----------------------------------------------------------------------------------------------------------------
    EQUITY SECURITIES (STOCKS)
      Janus Twenty Fund                              10%                       5%                        --
      Janus Contrarian Fund                           --                       --                        5%
      Janus Growth and Income Fund                   10%                      13%                        5%
      Janus Research Fund                            10%                       5%                        5%
      Janus Adviser INTECH Risk-Managed
        Growth Fund(1) - Class I                   12.5%                      10%                      7.5%
      Janus Adviser INTECH Risk-Managed
        Value Fund(2) - Class I                    12.5%                      10%                      7.5%
      Janus Overseas Fund                            25%                      17%                       10%
    -----------------------------------------------------------------------------------------------------------------
      TOTAL                                          80%                      60%                       40%
    -----------------------------------------------------------------------------------------------------------------
    FIXED-INCOME SECURITIES (BONDS)
      Janus Flexible Bond Fund                       15%                      30%                       45%
      Janus High-Yield Fund                           5%                       5%                        5%
      Janus Short-Term Bond Fund                      --                       5%                       10%
    -----------------------------------------------------------------------------------------------------------------
      TOTAL                                          20%                      40%                       60%
    -----------------------------------------------------------------------------------------------------------------



   (1) Formerly named Janus Adviser Risk-Managed Growth Fund.


   (2) Formerly named Janus Adviser Risk-Managed Value Fund.


   The following chart summarizes the management process:

 ACTION                                 NORMAL FREQUENCY
    Establish strategic asset class     Annually
      allocation policy
    Monitor asset class allocations     Ongoing
    Review/rebalance Portfolio          Quarterly, in conjunction with asset
      allocations                       allocation service
    Review/rebalance asset (and         Annually, in conjunction asset allocation
      sub-asset) class exposures        service

 16  Janus Smart Portfolios prospectus

   The following are general policies that apply to each of the Portfolios and the underlying funds.

   CASH POSITION
   A Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, a Portfolio may not achieve its investment objective.

   PORTFOLIO TURNOVER

   The Portfolios normally seek long-term investment, although the Portfolios may sell shares of the underlying funds regardless of how long they have been held, subject to any redemption fees of the underlying funds. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making decisions regarding asset allocations of the underlying funds. The Portfolios' transactions in the underlying funds do not entail brokerage commissions, but may result in taxable capital gains.


INVESTMENT TECHNIQUES OF THE UNDERLYING FUNDS

   The following information provides a brief description of the investment techniques of each of the underlying funds that are available within the various asset classes. Additional details are available in the underlying funds' prospectuses. The Portfolios may allocate assets to all or some of these underlying funds when rebalancing the Portfolios' investments.

   POTENTIAL UNDERLYING FUNDS WITH INVESTMENTS IN EQUITY SECURITIES


   JANUS FUND seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. Although the fund may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2005, the fund's weighted average market capitalization was $60.9 billion.


   JANUS ENTERPRISE FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls

                                   Principal investment strategies and risks  17
   within the range of companies in the Russell Midcap(R) Growth Index. The market capitalizations within the Index will vary, but as of December 31, 2005, they ranged from approximately $978 million to $17.9 billion.


   JANUS MERCURY FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   JANUS OLYMPUS FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   JANUS ORION FUND seeks long-term growth of capital. The fund pursues its objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   JANUS TRITON FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion.


   JANUS TWENTY FUND seeks long-term growth of capital. The fund pursues its objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential.


   JANUS VENTURE FUND seeks capital appreciation. The fund pursues its objective by investing at least 50% of its equity assets in small-sized companies. Small-sized companies are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the fund's initial purchase continue to be considered small-sized. The fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation.

   JANUS GLOBAL LIFE SCIENCES FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. The fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The fund

 18  Janus Smart Portfolios prospectus
   normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. As a fundamental policy, the fund normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The fund may have significant exposure to emerging markets.


   JANUS GLOBAL TECHNOLOGY FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the Technology Team believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories: (a) companies that the Technology Team believes have or will develop products, processes, or services that will provide significant technological advancements or improvements and (b) companies that the Technology Team believes rely extensively on technology in connection with their operations or services. The fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets.


   JANUS BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The fund pursues its objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The fund normally invests at least 25% of its assets in fixed-income senior securities.

   JANUS CONTRARIAN FUND seeks long-term growth of capital. The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

   JANUS CORE EQUITY FUND seeks long-term growth of capital. The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity

                                   Principal investment strategies and risks  19
   securities selected for their growth potential. Eligible equity securities in which the fund may invest include: (a) domestic and foreign common stocks;
   (b) preferred stocks; (c) securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds, and debentures; and (d) other securities with equity characteristics. The fund may invest in companies of any size.

   JANUS GROWTH AND INCOME FUND seeks long-term capital growth and current income. The fund pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments.


   JANUS RESEARCH FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies.



   INTECH RISK-MANAGED STOCK FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks from the universe of the fund's benchmark, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical process. The primary aim of the strategy is to outperform the fund's benchmark index.



   JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND - CLASS I seeks long-term growth of capital. The fund invests primarily in common stocks from the universe of the fund's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical process.



   JANUS ADVISER INTECH RISK-MANAGED VALUE FUND - CLASS I seeks long-term growth of capital. The fund invests primarily in common stocks from the universe of the fund's benchmark index, which is the Russell 1000(R) Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical process.



   JANUS MID CAP VALUE FUND - INVESTOR SHARES seeks capital appreciation. The fund pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe


 20  Janus Smart Portfolios prospectus
   to be undervalued. The fund invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2005, they ranged from approximately $56.3 million to $18.1 billion.



   JANUS ADVISER SMALL COMPANY VALUE FUND - CLASS I seeks capital appreciation. The fund invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the fund's portfolio manager. The fund normally invests at least 80% of its assets, determined at the time of purchase, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2005, they ranged from approximately $38 million to $3.5 billion.


   JANUS GLOBAL OPPORTUNITIES FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks of companies of any size located throughout the world with the potential for long-term growth of capital. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets.

   JANUS OVERSEAS FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The fund normally invests in securities of issuers from several different countries, excluding the United States. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The fund may have significant exposure to emerging markets.

   JANUS WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from several different countries, including the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets.

                                   Principal investment strategies and risks  21

   JANUS ADVISER FOREIGN STOCK FUND - CLASS I seeks long-term growth of capital. The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, determined at the time of purchase, in stocks of issuers located in several different countries, excluding the United States. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The fund emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The fund may have significant exposure to emerging markets.


   POTENTIAL UNDERLYING FUNDS WITH INVESTMENTS IN FIXED-INCOME SECURITIES


   JANUS FLEXIBLE BOND FUND seeks to obtain maximum total return, consistent with preservation of capital. The fund pursues its objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


   JANUS HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. The fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio manager believes offer attractive risk/return characteristics. The fund may at times invest all of its assets in such securities.

   JANUS SHORT-TERM BOND FUND seeks as high a level of current income as is consistent with preservation of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in short- and intermediate-term securities such as corporate bonds or notes or government securities, including agency securities. The fund may invest up to 35% of its net assets in high-yield/high risk bonds. The fund expects to maintain an average-weighted effective maturity of three years or less under normal circumstances.

 22  Janus Smart Portfolios prospectus

   POTENTIAL UNDERLYING FUND WITH INVESTMENTS IN CASH EQUIVALENTS

   JANUS MONEY MARKET FUND - INVESTOR SHARES seeks maximum current income to the extent consistent with stability of capital. The fund pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   Cash Equivalents include money market instruments (such as certificates of deposit, time deposits, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, and other short-term corporate instruments).

RISKS OF THE PORTFOLIOS

   Although the Portfolios intend to allocate assets among stocks and bonds, and may also invest in money market instruments or cash/cash equivalents while also making efforts to minimize risk exposure within the selection of investments in a variety of Janus funds, you may experience volatility and lose money. Janus Capital's allocation of a Portfolio's assets to certain asset classes and underlying funds may not be successful in achieving the Portfolio's objective. There is a risk that you may achieve better returns by investing directly in an underlying fund. Certain of the underlying funds in which a Portfolio may invest have operated for less than a year and therefore have limited investment results, smaller asset bases, and estimated expense ratios. Investments by a Portfolio in such an underlying fund may increase the indirect expenses paid by a Portfolio and may result in the Portfolio not achieving its investment objective.

   There is additional risk for the Portfolios with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in a Portfolio indirectly having concentrated assets in a particular industry or in a single company. Such indirect concentrated holdings may have the effect of increasing the volatility of the Portfolio's returns. The Portfolios do not control the investments of the underlying funds and any indirect concentration occurs as a result of the underlying funds following their investment objectives.

   Because Janus Capital is the adviser to the Portfolios and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolios among underlying funds. For example, certain underlying funds may have fee and expense structures that are more advantageous to the adviser than others. In addition, purchases and redemptions of an underlying fund by a Portfolio due to reallocations or rebalancings may result in an underlying fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of

                                   Principal investment strategies and risks  23
   securities resulted in gains and could also increase an underlying fund's transaction costs. Large redemptions by a Portfolio may cause an underlying fund's expenses to increase due to a resulting smaller asset base. In addition, the Portfolios' portfolio manager, who also serves the role of Director of Risk Management and Performance of Janus Capital, has regular and continuous access to the holdings of the underlying funds as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Portfolios.


   The officers and Trustees of the Portfolios may also serve as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Portfolios and the underlying funds. The Trustees intend to address any such conflicts as deemed appropriate.



   Janus Capital manages accounts which engage in short sales. The simultaneous management of long and short portfolios creates potential conflicts of interest, including the risk that short sale activity could adversely affect the market value of long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time.


   The Portfolios invest in underlying funds that may invest substantially all of their assets in common stocks. The main risk associated with this is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, an underlying fund's share price may also decrease. An underlying fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on an underlying fund with a small asset base. An underlying fund may not experience similar performance as its assets grow.

   The following information is designed to help you better understand some of the risks of investing in the Portfolios. The impact of the following risks on a Portfolio may vary depending on a Portfolio's investment allocation.

BOND RISK

   Within the specific investment policies of the underlying funds, each underlying fund may invest in high-yield/high-risk bonds.
   High-yield/high-risk bonds (or

 24  Janus Smart Portfolios prospectus

   "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Service ("Standard & Poor's"), Fitch, Inc. ("Fitch"), and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's) or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


DERIVATIVE RISK

   The Portfolios may invest in underlying funds that use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the underlying funds. An underlying fund's performance could be worse than if the underlying fund had not used such instruments.

EMERGING MARKET RISK


   The Portfolios may invest in underlying funds that may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that an underlying fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each underlying fund's investments by country is contained in the underlying funds' shareholder reports and in the underlying funds' Form N-Q, which are filed with the SEC.


                                   Principal investment strategies and risks  25

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the underlying funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the underlying funds to obtain or to enforce a judgment against the issuers of such securities. The underlying funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

FOREIGN INVESTMENT RISK


   The Portfolios may invest in underlying funds that may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because an underlying fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When an underlying fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of an underlying fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 26  Janus Smart Portfolios prospectus

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder an underlying fund's ability to buy and sell emerging market securities in a timely manner, affecting the underlying fund's investment strategies and potentially affecting the value of the underlying fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

INDUSTRY RISK

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio may at times have significant exposure to industry risk as a result of investing in underlying funds that may invest in a particular industry.

INTEREST RATE RISK

   Generally, a fixed-income security in the underlying funds will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

   In order to manage interest rate risk, the underlying funds' investment personnel may vary the average-weighted effective maturity of a portfolio to reflect their analysis of interest rate trends and other factors. The underlying funds' average-weighted effective maturity will tend to be shorter when the underlying funds' investment personnel expect interest rates to rise and longer when the underlying funds' investment personnel expect interest rates to fall. The underlying funds may also use futures, options, and other derivatives to manage interest rate risk.

SMALLER OR NEWER COMPANY RISK

   Many attractive investment opportunities for the underlying funds may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential

                                   Principal investment strategies and risks  27
   development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 28  Janus Smart Portfolios prospectus

                             JANUS SMART PORTFOLIOS

                              Shareholder's Manual

                                       This Shareholder's Manual is
                                       for those shareholders
                                       investing directly with the
                                       Portfolios. This section will
                                       help you become familiar with
                                       the different types of
                                       accounts you can establish
                                       with Janus. It also explains
                                       in detail the wide array of
                                       services and features you can
                                       establish on your account, as
                                       well as describes account
                                       policies and fees that may
                                       apply to your account.
                                       Account policies (including
                                       fees), services, and features
                                       may be modified or
                                       discontinued without
                                       shareholder approval or prior
                                       notice.

                                       (JANUS LOGO)

DOING BUSINESS WITH JANUS
--------------------------------------------------------------------------------

   This Prospectus provides information about the Janus Smart Portfolios, a group of mutual funds that invest in Janus stock, bond, and money market mutual funds (the "underlying funds"). Because they invest in other funds, each Portfolio is considered a "fund of funds." The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.

ONLINE - www.janus.com - 24 HOURS A DAY, 7 DAYS A WEEK
--------------------------------------------------------------------------------

ON www.janus.com* YOU CAN:

- Open the following types of accounts: individual, joint, UGMA/UTMA, Traditional and Roth IRAs, Simplified Employee Pension ("SEP") IRAs, and Coverdell Education Savings Accounts
- Review your account or complete portfolio
- Buy, exchange, and sell Portfolios
- View your personalized performance
- Obtain Portfolio information and performance
- Update personal information
- Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms

* Certain account or transaction types may be restricted from being processed through www.janus.com. If you would like more information about these restrictions, please contact a Janus representative.

JANUS XPRESSLINE(TM)
1-888-979-7737
- 24-HOUR AUTOMATED PHONE SYSTEM

JANUS REPRESENTATIVES
1-800-525-3713

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
720 S. Colorado Blvd., Suite 290A
Denver, CO 80246-1929

 30  Janus Smart Portfolios prospectus

MINIMUM INVESTMENTS*


    To open a new regular Portfolio account                    $2,500

    To open a new UGMA/UTMA account, Coverdell Education
    Savings Account, or a retirement Portfolio account
      - without an automatic investment program                $1,000
      - with an automatic investment program of $100 per
        month                                                  $  500

    To add to any existing type of Portfolio account           $  100



   * The Portfolios reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, 403(b)(7) accounts, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, and Enhanced Investment Technologies, LLC (INTECH) may open Fund accounts for $100.


   MINIMUM INVESTMENT REQUIREMENTS

   Due to the proportionately higher costs of maintaining small accounts, the Portfolios reserve the right to deduct an annual $25 minimum balance fee per Portfolio account with values below the minimums described under "Minimum Investments" or to close Portfolio accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.


TYPES OF ACCOUNT OWNERSHIP

   Please refer to www.janus.com or an account application for specific requirements to open and maintain an account.

   INDIVIDUAL OR JOINT OWNERSHIP
   Individual accounts are owned by one person. Joint accounts have two or more owners.

   TRUST
   An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

                                                        Shareholder's manual  31

   BUSINESS ACCOUNTS
   Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

   Please refer to www.janus.com or an account application for specific requirements to open and maintain an account. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

   If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via www.janus.com.

   INVESTING FOR YOUR RETIREMENT

   Please visit www.janus.com or call a Janus representative for more complete information regarding the different types of IRAs. Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

   TRADITIONAL AND ROTH IRAS
   Both IRAs allow most individuals with earned income to contribute up to the lesser of $4,000 or 100% of compensation for tax years 2005 and 2006. In addition, for the 2005 tax year IRA holders age 50 or older may contribute $500 more than these limits; and for the 2006 tax year IRA holders age 50 or older may contribute $1,000 more than these limits.

   SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS
   This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

   PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
   These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only open and maintain this type of account via written request. Please contact a Janus representative for more information.

 32  Janus Smart Portfolios prospectus

   SECTION 403(b)(7) PLAN
   Employees of educational organizations or other qualifying tax-exempt organizations may be eligible to participate in a Section 403(b)(7) plan. You may only open and maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

   CUSTODIAL ACCOUNTS (UGMA OR UTMA)
   An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

   COVERDELL EDUCATION SAVINGS ACCOUNT
   This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

   Please refer to the chart on the following pages for information on opening an account and conducting business with Janus. With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

                                                        Shareholder's manual  33

 TO OPEN AN ACCOUNT OR BUY SHARES

 Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

 ONLINE AT www.janus.com
 ------------------------------------------------------------------------------

 - You may open a new Portfolio account or you may buy shares in an existing Portfolio account. You may elect to have Janus electronically withdraw funds from your designated bank account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via www.janus.com. Janus.com will provide real-time confirmation of your transaction.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

 - You may also buy shares by wiring money from your bank account to your Portfolio account. For wiring instructions, call a Janus representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Portfolio account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATED INVESTMENTS
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($100 minimum) will be electronically transferred from your bank account to your Portfolio account. Certain tax-deferred accounts are not eligible for automated investments.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Portfolio account.
 -------------------------------------------------------------------------------
 Note: For more information, refer to "Paying for Shares."

 34  Janus Smart Portfolios prospectus

    TO EXCHANGE SHARES                    TO SELL SHARES
    ONLINE AT www.janus.com               ONLINE AT www.janus.com
    --------------------------------      --------------------------------
    - Exchanges may be made online        - Redemptions may be made online
      at www.janus.com.                     at www.janus.com.



    BY TELEPHONE                          BY TELEPHONE
    --------------------------------      --------------------------------
    - Generally all accounts are          - Generally all accounts are
      automatically eligible to             automatically eligible to sell
      exchange shares by telephone.         shares by telephone. To sell
      To exchange all or a portion          all or a portion of your
      of your shares into any other         shares, call Janus
      available Janus fund, call            XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a             representative. The Portfolios
      Janus representative.                 reserve the right to limit the
                                            dollar amount that you may
                                            redeem from your account by
                                            telephone.



    BY MAIL/IN WRITING                    BY MAIL/IN WRITING
    --------------------------------      --------------------------------
    - To request an exchange in           - To request a redemption in
      writing, please follow the            writing, please follow the
      instructions in "Written              instructions in "Written
      Instructions."                        Instructions."



    BY SYSTEMATIC EXCHANGE                BY SYSTEMATIC REDEMPTION
    --------------------------------      --------------------------------
    - You determine the amount of         - This program allows you to
      money you would like automati-        sell shares worth a specific
      cally exchanged from one              dollar amount from your
      Portfolio account to another          Portfolio account on a regular
      on any day of the month.              basis.
    --------------------------------      --------------------------------
     Note: For more information,           Note: For more information,
           refer to "Exchanges."                 refer to "Payment of
                                                 Redemption Proceeds."

                                                        Shareholder's manual  35

PAYING FOR SHARES

   Please note the following when purchasing shares:

   - Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, or money orders will not be accepted.

   - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted Canadian bank.


   - When purchasing shares through the Automatic Investment Program, if no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.



   - We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase shares of the Portfolios by submitting good funds via another method accepted by the Portfolios (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.


   - Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."


   - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation, where you own a single fund account with a current balance greater than zero, the investment will be applied to that fund account. For investments without a specific fund designation, where you own two or more fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund


 36  Janus Smart Portfolios prospectus
     that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV as described under "Policies in Relation to Transactions."


   - For Portfolio purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

   - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGES

   Please note the following when exchanging shares:

   - An exchange represents the sale of shares from one Portfolio and the purchase of shares of another Portfolio, which may produce a taxable gain or loss in a non-retirement account.

   - You may generally exchange shares of a Portfolio for shares of another Portfolio or Janus fund in the Trust.

   - New Portfolio accounts or Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Portfolio account or Janus fund account you are exchanging from is less than $2,500.

   - UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Portfolio account you are exchanging from is less than the stated minimum, you must exchange the entire balance.

   - Exchanges between existing Portfolio accounts or Janus fund accounts must meet the $100 subsequent investment requirement.

   - For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Portfolio account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to four round trips in a Portfolio in a 12-month period, although the Portfolios at all times reserve the right to reject any

                                                        Shareholder's manual  37
     exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Portfolio (by any means) followed by a purchase back into the same Portfolio (by any means). Different restrictions may apply if you invest through an intermediary. The Portfolios will work with financial intermediaries to apply the Portfolios' exchange limit. However, the Portfolios may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."


   - The Janus funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - With certain limited exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, see "Closed Fund Policies."

   - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

   Note: For the fastest and easiest way to exchange shares, log on to www.janus.com* 24 hours a day, 7 days a week.

   * Certain account types do not allow transactions via www.janus.com. For more information, access www.janus.com or refer to this Shareholder's Manual.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' exchange limits or excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the

 38  Janus Smart Portfolios prospectus

   Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading. The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   The Portfolios may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Portfolio in a 12-month period and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' exchange limits and excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; or to transactions made by the Portfolios in any of the underlying funds.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such

                                                        Shareholder's manual  39
   restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.


   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the Portfolio's portfolio manager believes he would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.


   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.


   The underlying funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the underlying funds, which, in turn, are held by a Portfolio, based on events occurring after the close of a foreign market that may not be reflected in the underlying fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as "stale pricing"). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the underlying fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of an underlying fund or a Portfolio, which negatively impacts long-term shareholders. Although the underlying funds have adopted fair valuation policies and procedures


 40  Janus Smart Portfolios prospectus
   intended to reduce the underlying funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of shares held by the underlying fund.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Portfolios.

PAYMENT OF REDEMPTION PROCEEDS

   BY ELECTRONIC TRANSFER - Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.


   - NEXT DAY WIRE TRANSFER - Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). Wire transfers will be charged a fee for each wire and your bank may charge an additional fee to receive the wire.



   - ACH (AUTOMATED CLEARING HOUSE) TRANSFER - Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.


   BY CHECK - Redemption proceeds, less any applicable redemption fee, will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

                                                        Shareholder's manual  41

   BY SYSTEMATIC REDEMPTION - If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Portfolio account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.


   GENERALLY, ORDERS TO SELL SHARES MAY BE INITIATED AT ANY TIME ON www.janus.com, BY TELEPHONE, OR IN WRITING. CERTAIN TAX-DEFERRED ACCOUNTS MAY REQUIRE A WRITTEN REQUEST. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR AUTOMATED INVESTMENT, THE PORTFOLIOS CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. UNLESS YOU PROVIDE ALTERNATE INSTRUCTIONS, YOUR PROCEEDS WILL BE INVESTED IN THE INVESTOR SHARES CLASS OF JANUS MONEY MARKET FUND DURING THE 15-DAY HOLD PERIOD.


   Note: For the fastest and easiest way to redeem shares, log on to www.janus.com* 24 hours a day, 7 days a week.

   * Certain account types do not allow transactions via www.janus.com. For more information, access www.janus.com or refer to this Shareholder's Manual.

WRITTEN INSTRUCTIONS

   To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus." Please include the following information:

   - the name of the Portfolio(s) being sold or exchanged;

   - the account number(s);

   - the amount of money or number of shares being sold or exchanged;

   - the name(s) on the account;

   - the signature(s) of all registered account owners (see account application for signature requirements); and

   - your daytime telephone number.

SIGNATURE GUARANTEE

   A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

   - You request a redemption by check above a certain dollar amount.

   - You would like a check made payable to anyone other than the shareholder(s) of record.

   - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

 42  Janus Smart Portfolios prospectus

   - You would like a check mailed to an address other than the address of record.

   - You would like your redemption proceeds sent to a bank account other than a bank account of record.

   THE PORTFOLIOS RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

   A SIGNATURE GUARANTEE MAY BE REFUSED if any of the following is applicable:

   - It does not appear valid or in good form.

   - The transaction amount exceeds the surety bond limit of the signature guarantee.

   - The guarantee stamp has been reported as stolen, missing, or counterfeit.

   HOW TO OBTAIN A SIGNATURE GUARANTEE

   A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

   If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

   REDEMPTIONS IN-KIND

   Shares normally will be sold for cash, although each Portfolio retains the right to sell some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

                                                        Shareholder's manual  43

PRICING OF PORTFOLIO SHARES


   NAV DETERMINATION



   The per share NAV is computed by dividing the total value of a Portfolio's securities and other assets, less liabilities, by the total number of Portfolio shares outstanding. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. A Portfolio's NAV is calculated based upon the NAVs of the underlying funds in which the Portfolio invests. (In the case of underlying funds with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.) Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets. All purchases, exchanges, and redemptions will be duly processed at the NAV as described under "Policies in Relation to Transactions" after your request is received in good order by a Portfolio (or financial intermediary or plan sponsor, if applicable) or its agent.



   Securities held by the underlying funds are generally valued at market value. Certain short-term instruments, including money market instruments, maturing within 60 days or less are valued at amortized cost, which approximates market value. For non-money market funds, if a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The underlying funds may use a systematic fair valuation model provided by an independent


 44  Janus Smart Portfolios prospectus
   pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE.

   Due to the subjective nature of fair value pricing, the value for a particular security of a non-money market underlying fund may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund's portfolio securities and the reflection of such change in that underlying fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time that underlying fund calculates its NAV (referred to as "stale pricing"). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that an underlying fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The prospectuses for the underlying funds in which the Portfolios invest explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.


   POLICIES IN RELATION TO TRANSACTIONS



   EXCHANGES - Exchange requests between the Portfolios and other Janus funds (other than between Janus Money Market Fund and Janus Government Money Market
   Fund) must be received in good order by a Portfolio or its agent prior to the close of the regular trading session of the NYSE in order to receive that day's NAV. Exchange requests between Janus Money Market Fund and Janus Government Money Market Fund must be received in good order by a fund or its agent prior to 5:00 p.m. (New York time) in order to receive that day's NAV. The money market funds reserve the right to require exchange requests prior to these times on days when the bond market or the NYSE close early.



   OTHER TRANSACTIONS - With the exception of certain money market fund transactions (as described in the Janus Bond and Money Market Funds prospectus), all phone and written requests, including but not limited to, purchases by check or automated investment, wire transfers and ACH transfer,


                                                        Shareholder's manual  45
   must be received in good order by a Portfolio or its agent prior to the close of the regular trading session of the NYSE in order to receive the NAV calculated at that time. Transactions involving underlying funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.


AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The following describes the policies and procedures of the availability of portfolio holdings information for the Janus funds, which includes the Portfolios. The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until the following month's information is posted. The Janus funds' full portfolio holdings can be found on www.janus.com in Fund details under the Holdings & Details tab.


   In addition, the Portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the non-money market funds are published quarterly, with a 15-day lag, on www.janus.com. The Portfolios' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for the Portfolios will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Portfolios' full portfolio holdings on www.janus.com.


   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' Statement of Additional Information.


 46  Janus Smart Portfolios prospectus

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-3713 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are delivered to shareholders and are also available at www.janus.com.


SHAREHOLDER SERVICES AND ACCOUNT POLICIES

   TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

   You may buy or sell Portfolio shares through an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Portfolios. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Portfolios directly.

   A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Portfolios are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Portfolios for shareholder recordkeeping and similar services.

   TAXPAYER IDENTIFICATION NUMBER

   On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Portfolios to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Portfolios for any penalty that the IRS may impose.

                                                        Shareholder's manual  47

   INVOLUNTARY REDEMPTIONS

   The Portfolios reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Portfolios. This includes, but is not limited to, accounts that a Portfolio or its agent believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

   ONLINE AND TELEPHONE TRANSACTIONS

   You may initiate many transactions through www.janus.com or by calling Janus XpressLine(TM). You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit www.janus.com or call a Janus representative. The Portfolios and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

   Your account information should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

   Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus representative by telephone. If you are unable to reach a Janus representative by telephone, please consider visiting www.janus.com, calling Janus XpressLine(TM), or sending written instructions.

   DISTRIBUTIONS

   Generally, all income dividends and capital gains distributions will automatically be reinvested in your Portfolio account. If you wish to change your distribution option, please visit www.janus.com, call a Janus representative, or send a written request signed by the shareholder(s) of record.

   If you receive Portfolio distributions from an open non-retirement Portfolio account by check, and a distribution check sent to you at your address of record has been returned to Janus and you have failed to respond to follow up mailings from Janus, the distribution check will automatically be reinvested in your open Portfolio account at the next calculated NAV. Your non-retirement Portfolio account distribution checks will also be reinvested in your Portfolio account if you do not cash them within one year of the date they were written. No interest

 48  Janus Smart Portfolios prospectus
   will accrue on amounts represented by uncashed distribution or redemption checks.

   TEMPORARY SUSPENSION OF SERVICES

   The Portfolios or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. The Portfolios may postpone payment of redemption proceeds for up to seven calendar days. In addition, the Portfolios may suspend redemptions and/or postpone payment of redemption proceeds beyond seven calendar days when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission. The exchange privilege may also be suspended in these circumstances.

   ADDRESS CHANGES

   For the easiest way to change the address on your account, visit www.janus.com. You may also call a Janus representative or send a written request signed by the shareholder(s) of record. Include the name of the Portfolio(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

   REGISTRATION CHANGES

   To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit www.janus.com or call a Janus representative for further instructions.

   BANK ACCOUNT CHANGES

   For the easiest way to change your bank account of record or add new bank account information to your account, visit www.janus.com. You may also send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at www.janus.com for purchases only. Certain tax-deferred accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at www.janus.com or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Portfolio account.

                                                        Shareholder's manual  49

   STATEMENTS, REPORTS, AND PROSPECTUSES

   We will send you quarterly confirmations of all transactions. You may elect on www.janus.com to discontinue delivery of your paper statements, and instead receive them online. In addition, on www.janus.com, the Portfolios will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within two days of the transaction. The Portfolios reserve the right to charge a fee for additional account statement requests.

   The Portfolios produce financial reports that include a complete list of each of the Portfolios' portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically on www.janus.com.

   Unless you instruct Janus otherwise by contacting a Janus representative, the Portfolios will mail only one report or prospectus to your household, even if more than one person in your household has a Portfolio account. This process is known as "householding," which reduces the amount of mail you receive and helps lower Portfolio expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by the shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Portfolios receive your instructions.

 50  Janus Smart Portfolios prospectus

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC ("Janus Capital" or "Janus"), 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios and the underlying funds, and is responsible for the day-to-day management of the Portfolios' investment portfolios, as well as the investment portfolios of certain underlying funds. Janus Capital furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

                                                Management of the Portfolios  51

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios.


MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly based upon average daily net assets at the annual rate of 0.05%. Janus Capital also receives an investment advisory fee for managing the underlying funds. See the underlying funds' prospectuses for specific information about investment advisory fees.

   Each Portfolio incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay


   Janus Capital has agreed to limit each Portfolio's total operating expenses (excluding any expenses of an underlying fund, brokerage commissions, interest, taxes, and extraordinary expenses) to certain levels until March 1, 2007. Application of the expense waivers and their effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information.



   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Statement of Additional Information and will also be included in the Portfolios' semiannual and annual reports to shareholders.


SUBADVISERS OF CERTAIN UNDERLYING FUNDS


   ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH") serves as subadviser to three of the underlying funds: INTECH Risk-Managed Stock Fund, Janus Adviser INTECH Risk-Managed Growth Fund, and Janus Adviser INTECH Risk-Managed Value Fund. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S.


 52  Janus Smart Portfolios prospectus
   registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the underlying Risk-Managed Funds. Janus Capital indirectly owns approximately 82.5% of the outstanding voting shares of INTECH.



   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC ("Perkins") serves as subadviser to the underlying Janus Mid Cap Value Fund. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the underlying Janus Mid Cap Value Fund's portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


THIRD PARTY CONSULTANT

   Janus Capital has entered into an agreement with Wilshire Associates Inc. ("Wilshire"), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital uses when determining asset class allocations for the Portfolios. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the underlying funds' investment personnel's investment style. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. Janus Capital pays Wilshire a fee for its consulting services.

                                                Management of the Portfolios  53

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGER

DANIEL SCHERMAN
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate, and Janus Smart Portfolio - Conservative. Mr. Scherman has sole responsibility and authority on allocations to underlying funds as well as oversight over the Portfolios' cash management. He joined Janus Capital in 2005 as Director of Risk Management and Performance. Prior to joining Janus Capital, Mr. Scherman was most recently a Senior Quantitative Analyst and Portfolio Manager from 2001 to 2005 for MFS Investment Management where he also served as a Global Fixed Income Portfolio Manager and Currency Specialist from 1992 to 2001. Mr. Scherman holds a Bachelor's degree in Economics and History from Dartmouth College and a Master of Business Administration degree from Boston University. He has earned the right to use the Chartered Financial Analyst designation.



   Information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager, and the portfolio manager's range of ownership of securities in the Portfolios, is included in the Portfolios' Statement of Additional Information.


 54  Janus Smart Portfolios prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option and sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. In addition, new accounts may be permitted in a closed Portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed Portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior approval of Janus Capital's senior management team, members of the Janus investment team may open new accounts in a closed Portfolio. The Portfolios may also invest in underlying funds that are closed to new investors.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final

                                                           Other information  55
   settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that Court that generally include: (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class; (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds; (iii) claims on behalf of participants in the Janus 401(k) plan; (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI; and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940. As a result, JCGI, Janus Capital, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI are the remaining defendants in one or more of the actions. The complaint in the 401(k) plan class action (action (iii) described above) was voluntarily dismissed, but was refiled using a new named plaintiff and asserting claims similar to the initial complaint.


   The Attorney General's Office for the State of West Virginia filed a separate market timing related civil action against Janus Capital and several other non-affiliated mutual fund companies, claiming violations under the West Virginia Consumer Credit and Protection Act. The civil action requests certain monetary penalties, among other relief. This action has been removed to federal court and transferred to the Multidistrict Litigation case in the U.S. District Court of

 56  Janus Smart Portfolios prospectus

   Baltimore, Maryland described above. In addition, the Auditor of the State of West Virginia, in his capacity as securities commissioner, has issued an order indicating an intent to initiate administrative proceedings against most of the defendants in the market timing cases (including Janus Capital) and seeking disgorgement and other monetary relief based on similar market timing allegations.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds. The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the Investment Company Act of 1940. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages.


   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003, however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE PORTFOLIOS


   The Portfolios are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  57

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Fund. Dividends and capital gains distributions are normally declared and distributed in December.


   If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Portfolio just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Portfolio would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Portfolio, whether or not you reinvested the dividends. Before buying shares of a Portfolio close to year-end, you should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

 58  Janus Smart Portfolios prospectus

DISTRIBUTION OPTIONS

   When you open an account, it will automatically provide for reinvestment of all distributions. If you have a non-retirement account, you may change your distribution option at any time by logging on to www.janus.com, by calling a Janus representative, or by writing the Portfolios at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Portfolios offer the following options:

   REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

   CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

   REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

   REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Portfolio or Janus fund.

   The Portfolios reserve the right to reinvest into your open non-retirement account undeliverable and uncashed dividend and distribution checks that remain outstanding for one year in shares of the applicable Portfolio at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Portfolios. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Portfolios. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS

   Dividends and distributions of the Portfolios are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Portfolio. When gains from the sale of a security held by a Portfolio

                                                     Distributions and taxes  59
   are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Portfolio held the security. In certain states, a portion of the dividends and distributions (depending on the sources of a Portfolio's income) may be exempt from state and local taxes. A Portfolio's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Portfolio at the record date of such payments. As a result, although a Portfolio's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Portfolio shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.

   The Portfolios may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE PORTFOLIOS

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Portfolios meet these requirements so that any earnings on your investment will not be taxed twice.

 60  Janus Smart Portfolios prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Portfolios because they did not commence operations until December 30, 2005.

                                                        Financial highlights  61

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------


   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the underlying funds may invest. The underlying funds may invest in these instruments to the extent permitted by their investment objectives and policies. The underlying funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.


I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in a loan originated by a lender or other financial institution, or as an assignment of a portion of a loan previously attributable to a different lender.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. An underlying fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

 62  Janus Smart Portfolios prospectus

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an underlying fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which an underlying fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash.

                                                Glossary of investment terms  63

   MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

   MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that an underlying fund must pay if these investments are profitable, the underlying fund may make various elections permitted by the tax laws. These elections could require that an underlying fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

 64  Janus Smart Portfolios prospectus

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

                                                Glossary of investment terms  65

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   EQUITY-LINKED STRUCTURED NOTES are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based on the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option which is recognized as income. Equity-linked structured notes are typically offered in limited transactions to financial institutions by investment banks. There is no guaranteed return of principal with these securities. The appreciation potential of these securities is limited by a maximum payment or call right and can be influenced by many unpredictable factors.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. An underlying fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. An underlying fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. An underlying fund may also buy options on futures contracts. An option on a futures contract gives the buyer the

 66  Janus Smart Portfolios prospectus
   right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/ structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. An underlying fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. An underlying fund may purchase and write put and call options on securities, securities indices, and foreign currencies. An underlying fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by an underlying fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the underlying fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, an underlying fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  67

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by an underlying fund to another party (generally a bank or dealer) in return for cash and an agreement by the underlying fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which an underlying fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that an underlying fund owns, or a security equivalent in kind or amount to the security sold short that the underlying fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that an underlying fund borrows and does not own. An underlying fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the underlying fund loses the opportunity to participate in the gain. For naked short sales, the underlying fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, an underlying fund will realize a short-term capital gain. Although an underlying fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. An underlying fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 68  Janus Smart Portfolios prospectus

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The Portfolios' and the underlying funds' Statements of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janus.com. Additional information about the Portfolios' investments is available in the Portfolios' Annual and Semiannual Reports. In the Portfolios' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal period. Other information is also available from financial intermediaries that sell shares of the Portfolios.

                  The Statement of Additional Information provides detailed information about the Portfolios and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolios (including the Portfolios' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolios from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com

                                  PO Box 173375
                                  Denver, CO 80217-3375
                                  1-800-525-3713

            The Trust's Investment Company Act File No. is 811-1879.

                                     February 28, 2006


                                     Janus Smart Portfolio - Growth
                                     Janus Smart Portfolio - Moderate
                                     Janus Smart Portfolio - Conservative

                             JANUS SMART PORTFOLIOS

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus is for those shareholders investing with the Portfolios through financial intermediaries.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Smart Portfolio - Growth...........................    4
       Janus Smart Portfolio - Moderate.........................    7
       Janus Smart Portfolio - Conservative.....................   10
    FEES AND EXPENSES...........................................   13
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Principal investment strategies of the Portfolios........   15
       Investment techniques of the underlying funds............   17
       Risks of the Portfolios..................................   23
    SHAREHOLDER'S GUIDE
       Pricing of Portfolio shares..............................   30
       Purchases................................................   32
       Tax-deferred accounts....................................   33
       Exchanges................................................   33
       Redemptions..............................................   34
       Excessive trading........................................   35
       Shareholder account policies.............................   39
    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   40
       Investment personnel.....................................   43
    OTHER INFORMATION...........................................   44
    DISTRIBUTIONS AND TAXES.....................................   47
    FINANCIAL HIGHLIGHTS........................................   50
    GLOSSARY OF INVESTMENT TERMS................................   51

                                                            Table of contents  1

JANUS SMART PORTFOLIOS

   This Prospectus provides information about the Janus Smart Portfolios, a group of mutual funds that invest in Janus stock, bond, and money market mutual funds (the "underlying funds"). Because they invest in other funds, each Portfolio is considered a "fund of funds." The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.

   Janus Smart Portfolios offer three choices for different investment styles. Because investors' risk tolerances, investment goals, investment time horizons, and financial circumstances may be different, each Janus Smart Portfolio offers an alternative strategy for attaining capital growth and income. The allocation to stocks and bonds in each Portfolio reflects its greater or lesser emphasis on pursuing growth of capital or current income. The following illustrates each Portfolio's relative emphasis on seeking growth of capital and seeking income.

[BAR CHART]

                                                Primary Emphasis:
                                                Growth of Capital      Income
Janus Smart Portfolio -- Growth                        80%               20%
Janus Smart Portfolio -- Moderate                      60%               40%
Janus Smart Portfolio -- Conservative                  40%               60%

   Each Portfolio invests in a variety of underlying funds to pursue a target allocation of stocks and bonds, and may also invest in money market instruments or cash/cash equivalents. The following table indicates each Portfolio's target allocation, which is how each Portfolio's investments generally will be allocated among the major asset classes over the long term, as well as the normal ranges within which each Portfolio's asset class allocations generally will vary over short-term periods.

       LONG-TERM EXPECTED AVERAGE ASSET ALLOCATION
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                              80%                        60%                        40%
       Bonds and Money Market              20%                        40%                        60%
         Instruments

       NORMAL ASSET ALLOCATION RANGE
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                            75%-85%                    55%-65%                    35%-45%
       Bonds and Money Market            15%-25%                    35%-45%                    55%-65%
         Instruments

 2  Janus Smart Portfolios prospectus

   As part of the Portfolios' overall asset allocation strategy, the Portfolios' may normally invest in domestic stocks, international stocks, and bonds and money market instruments.

    JANUS SMART PORTFOLIO -            JANUS SMART PORTFOLIO -            JANUS SMART PORTFOLIO -
            GROWTH                            MODERATE                         CONSERVATIVE
          [PIE CHART]                        [PIE CHART]                        [PIE CHART]
 STOCKS                        80%  STOCKS                        60%  BONDS AND MONEY MARKET        60%
 BONDS AND MONEY MARKET        20%  BONDS AND MONEY MARKET        40%  STOCKS                        40%


   Each Portfolio will normally allocate its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, international companies, and bonds and money market instruments. The allocations may change from time to time to reflect market fluctuations or in response to various economic or other factors as deemed appropriate by the portfolio manager.


   The following profiles are intended to summarize the key features of Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate, and Janus Smart Portfolio - Conservative.

                                            Janus Smart Portfolios prospectus  3

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS SMART PORTFOLIO - GROWTH

   Janus Smart Portfolio - Growth (the "Portfolio") is designed for long-term investors who primarily seek the highest return over time consistent with a primary emphasis on growth of capital and a secondary emphasis on income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   JANUS SMART PORTFOLIO - GROWTH seeks the highest return over time consistent with a primary emphasis on growth of capital and a secondary emphasis on income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio seeks to achieve its objective by investing in other Janus mutual funds that represent a variety of asset classes and investment styles. The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds normally consisting of approximately 80% stocks and 20% bonds and money market securities. The target allocation and the allocation of the Portfolio's assets among underlying funds is based on quantitative and qualitative analysis.

   The Portfolio's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio manager regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations for the underlying funds. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, or weightings without shareholder notice.

 4  Janus Smart Portfolios prospectus

   The Portfolio will normally allocate approximately 80% of its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, and international companies; and approximately 20% of its investments to underlying bond and money market funds. These allocations may change from time to time.


                   JANUS SMART PORTFOLIO -
                            GROWTH
                         [PIE CHART]
 STOCKS                                                       80%
 BONDS AND MONEY MARKET                                       20%

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. With approximately 80% of the Portfolio's assets allocated to equity investments, the Portfolio is subject to the risks of investing in common stocks, which tend to be more volatile than many other investment choices. The net asset value ("NAV") of an underlying fund may decrease if the value of an individual company or multiple companies in its portfolio decreases or if the stock market goes down regardless of how well the individual companies perform. If the NAV of an underlying fund decreases, the Portfolio's NAV may also decrease, which means if you sell your shares in the Portfolio you may lose money.

   With approximately 20% of the Portfolio's assets allocated to fixed-income securities, the Portfolio is subject to the risks of fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of fixed-income securities will generally decrease when interest rates rise, an underlying fund's NAV may also decrease, and in turn the Portfolio's NAV may decrease. Another fundamental risk associated with fixed-income securities is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the underlying funds which invest in fixed-income securities may

                                                          Risk/return summary  5
   be less volatile than underlying funds that invest most of their assets in common stocks, returns and yields will vary, and you could lose money.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Portfolio did not commence operations until December 30, 2005, it does not have a full calendar year of operations. Performance information will be included in the Portfolio's semiannual and annual reports. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report.



   The performance of the Portfolio is compared to the S&P 500(R) Index, which is the Portfolio's primary benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Growth Allocation Index, a hypothetical combination of unmanaged indices, is the Portfolio's secondary benchmark index. This internally calculated index combines the total returns from the Dow Jones Wilshire 5000 Index (50%), the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE(R) Index") (25%), the Lehman Brothers Aggregate Bond Index (20%), and the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index(SM)") (5%).


 6  Janus Smart Portfolios prospectus

JANUS SMART PORTFOLIO - MODERATE

   Janus Smart Portfolio - Moderate (the "Portfolio") is designed for investors who primarily seek the highest return over time consistent with an emphasis on growth of capital and income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   JANUS SMART PORTFOLIO - MODERATE seeks the highest return over time consistent with an emphasis on growth of capital and income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio seeks to achieve its objective by investing in other Janus mutual funds that represent a variety of asset classes and investment styles. The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds normally consisting of approximately 60% stocks and 40% bonds and money market securities. The target allocation and the allocation of the Portfolio's assets among underlying funds is based on quantitative and qualitative analysis.

   The Portfolio's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio manager regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations for the underlying funds. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, or weightings without shareholder notice.

                                                          Risk/return summary  7

   The Portfolio will normally allocate approximately 60% of its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, and international companies; and approximately 40% of its investments to underlying bond and money market funds. These allocations may change from time to time.


                   JANUS SMART PORTFOLIO -
                           MODERATE
                         [PIE CHART]
 STOCKS                                                       60%
 BONDS AND MONEY MARKET                                       40%

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. With approximately 60% of the Portfolio's assets allocated to equity investments, the Portfolio is subject to the risks of investing in common stocks, which tend to be more volatile than many other investment choices. The net asset value ("NAV") of an underlying fund may decrease if the value of an individual company or multiple companies in its portfolio decreases or if the stock market goes down regardless of how well the individual companies perform. If the NAV of an underlying fund decreases, the Portfolio's NAV may also decrease, which means if you sell your shares in the Portfolio you may lose money.

   With approximately 40% of the Portfolio's assets allocated to fixed-income securities, the Portfolio is subject to the risks of fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of fixed-income securities will generally decrease when interest rates rise, an underlying fund's NAV may also decrease, and in turn the Portfolio's NAV may decrease. Another fundamental risk associated with fixed-income securities is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the underlying funds which invest in fixed-income securities may

 8  Janus Smart Portfolios prospectus
   be less volatile than underlying funds that invest most of their assets in common stocks, returns and yields will vary, and you could lose money.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Portfolio did not commence operations until December 30, 2005, it does not have a full calendar year of operations. Performance information will be included in the Portfolio's semiannual and annual reports. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report.



   The performance of the Portfolio is compared to the S&P 500(R) Index, which is the Portfolio's primary benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Moderate Allocation Index, a hypothetical combination of unmanaged indices, is the Portfolio's secondary benchmark index. This internally calculated index combines the total returns from the Dow Jones Wilshire 5000 Index (40%), the Lehman Brothers Aggregate Bond Index (40%), the MSCI EAFE(R) Index (18%), and the MSCI EMF Index(SM) (2%).


                                                          Risk/return summary  9

JANUS SMART PORTFOLIO - CONSERVATIVE

   Janus Smart Portfolio - Conservative (the "Portfolio") is designed for investors who primarily seek the highest return over time consistent with a primary emphasis on income and a secondary emphasis on growth of capital.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   JANUS SMART PORTFOLIO - CONSERVATIVE seeks the highest return over time consistent with a primary emphasis on income and a secondary emphasis on growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio seeks to achieve its objective by investing in other Janus mutual funds that represent a variety of asset classes and investment styles. The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds normally consisting of approximately 40% stocks and 60% bonds and money market securities. The target allocation and the allocation of the Portfolio's assets among underlying funds is based on quantitative and qualitative analysis.

   The Portfolio's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio manager regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations for the underlying funds. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, or weightings without shareholder notice.

 10  Janus Smart Portfolios prospectus

   The Portfolio will normally allocate approximately 60% of its investments to underlying bond and money market funds; and approximately 40% of its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-cap companies, and international companies. These allocations may change from time to time.


                   JANUS SMART PORTFOLIO -
                         CONSERVATIVE
                         [PIE CHART]
 BONDS AND MONEY MARKET                                       60%
 STOCKS                                                       40%

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. With approximately 60% of the Portfolio's assets allocated to fixed-income securities, the Portfolio is subject to the risks of fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of fixed-income securities will generally decrease when interest rates rise, an underlying fund's net asset value ("NAV") may also decrease, and in turn the Portfolio's NAV may decrease. Another fundamental risk associated with fixed-income securities is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the underlying funds which invest in fixed-income securities may be less volatile than underlying funds that invest most of their assets in common stocks, returns and yields will vary, and you could lose money.

   With approximately 40% of the Portfolio's assets allocated to equity investments, the Portfolio is subject to the risks of investing in common stocks, which tend to be more volatile than many other investment choices. The NAV of an underlying fund may decrease if the value of an individual company or multiple companies in its portfolio decreases or if the stock market goes down regardless of how well the individual companies perform. If the NAV of an underlying fund decreases,

                                                         Risk/return summary  11
   the Portfolio's NAV may also decrease, which means if you sell your shares in the Portfolio you may lose money.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Portfolio did not commence operations until December 30, 2005, it does not have a full calendar year of operations. Performance information will be included in the Portfolio's semiannual and annual reports. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report.



   The performance of the Portfolio is compared to the S&P 500(R) Index, which is the Portfolio's primary benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Conservative Allocation Index, a hypothetical combination of unmanaged indices, is the Portfolio's secondary benchmark index. This internally calculated index combines the total returns from the Lehman Brothers Aggregate Bond Index (60%), the Dow Jones Wilshire 5000 Index (28%), and the MSCI EAFE(R) Index (12%).


 12  Janus Smart Portfolios prospectus

FEES AND EXPENSES


   The first table on the following page describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. Expense information shown reflects estimated annualized expenses the Portfolios expect to incur during their initial fiscal period. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."


   Each Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. The Portfolios' return will be net of these expenses. The table on the following page provides an estimate of the Portfolios' expenses based on the initial weightings of the underlying funds and each underlying fund's total annual operating expenses (or "estimated expenses" for any allocation to an underlying fund with less than a year of operations). The table shows the estimated total expenses that result from combining the annual fund operating expenses of the Portfolio with the estimated underlying funds' expenses. Expenses may be higher or lower depending on the allocation of the Portfolios' assets among the underlying funds and the actual expenses of the underlying funds.

   SHAREHOLDER FEES are those paid directly from your investment. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, the Portfolios may invest in underlying funds that may be subject to redemption fees or exchange fees on the sale of shares held for three months or less.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  13

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
  Sales charges...............................................  None
  Redemption fee..............................................  None(1)
  Exchange fee................................................  None(1)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                  Underlying   Total Annual             Net Annual
                                                                    Funds          Fund                    Fund
                                       Management      Other       Fees and     Operating     Expense    Operating
                                         Fee(2)     Expenses(3)    Expenses    Expenses(4)    Waivers   Expenses(4)
  Janus Smart Portfolio - Growth         0.05%         0.18%        0.84%         1.07%        0.00%       1.07%
  Janus Smart Portfolio - Moderate       0.05%         0.18%        0.80%         1.03%        0.03%       1.00%
  Janus Smart
    Portfolio - Conservative             0.05%         0.20%        0.79%         1.04%        0.08%       0.96%


 (1) A Portfolio which redeems or exchanges certain underlying funds' shares held for three months or less may be subject to an underlying fund's 2.00% redemption fee, if any.

 (2) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.


 (3) Since the Portfolios commenced operations on December 30, 2005, Other Expenses are based on the estimated expenses that the Portfolios may incur in their initial fiscal period.


 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Portfolio's total operating expenses (excluding any expenses of an underlying fund, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least March 1, 2007. The expense waivers shown reflect the application of such limits. For a period of three years subsequent to the Portfolios' commencement of operations, Janus Capital may recover from each Portfolio fees and expenses previously waived or reimbursed if that Portfolio's expense ratio, including recovered expenses, falls below the respective expense limit. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses of the Portfolios and their underlying funds (without waivers) remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                1 Year    3 Years
                                                                -----------------
  Janus Smart Portfolio - Growth                                 $ 109     $ 340
  Janus Smart Portfolio - Moderate                               $ 105     $ 328
  Janus Smart Portfolio - Conservative                           $ 106     $ 331

 14  Janus Smart Portfolios prospectus

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIOS

   This section takes a closer look at the Portfolios' principal investment strategies and certain risks of investing in the Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, non-fundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks of the Portfolios" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.



   The Portfolios invest in underlying Janus funds to pursue a target allocation of stocks, bonds, and cash/cash equivalents. The following table illustrates the long-term expected average asset allocation and the normal asset allocation ranges for the Portfolios.


       LONG-TERM EXPECTED AVERAGE ASSET ALLOCATION
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                              80%                        60%                        40%
       Bonds and Money Market              20%                        40%                        60%
         Instruments

       NORMAL ASSET ALLOCATION RANGE
                                 Janus Smart Portfolio -    Janus Smart Portfolio -    Janus Smart Portfolio -
                                         Growth                    Moderate                 Conservative
       Stocks                            75%-85%                    55%-65%                    35%-45%
       Bonds and Money Market            15%-25%                    35%-45%                    55%-65%
         Instruments

                                   Principal investment strategies and risks  15

   While each Portfolio can invest in any or all of the underlying funds that are described later in this Prospectus, it is expected that each Portfolio will normally invest in only some of the underlying funds at any particular time. A Portfolio's investment in any underlying fund may exceed 25% of such Portfolio's total assets. The following table shows the initial investment allocation of each Portfolio in the underlying funds as of the date of this Prospectus. Actual holdings percentages may vary due to actual cash flows and changes to the underlying funds' asset values. In addition, the Portfolios may reallocate their assets among these or any underlying funds as described in this Prospectus, including a portion or all in cash equivalents or a money market fund. Janus Capital may change the asset class allocations, the underlying funds, or the weightings without notice to shareholders.


    Asset Class                           Janus Smart Portfolio -   Janus Smart Portfolio -   Janus Smart Portfolio -
    Underlying Fund                               Growth                   Moderate                Conservative
    -----------------------------------------------------------------------------------------------------------------
    EQUITY SECURITIES (STOCKS)
      Janus Twenty Fund                              10%                       5%                        --
      Janus Contrarian Fund                           --                       --                        5%
      Janus Growth and Income Fund                   10%                      13%                        5%
      Janus Research Fund                            10%                       5%                        5%
      Janus Adviser INTECH Risk-Managed
        Growth Fund(1) - Class I                   12.5%                      10%                      7.5%
      Janus Adviser INTECH Risk-Managed
        Value Fund(2) - Class I                    12.5%                      10%                      7.5%
      Janus Overseas Fund                            25%                      17%                       10%
    -----------------------------------------------------------------------------------------------------------------
      TOTAL                                          80%                      60%                       40%
    -----------------------------------------------------------------------------------------------------------------
    FIXED-INCOME SECURITIES (BONDS)
      Janus Flexible Bond Fund                       15%                      30%                       45%
      Janus High-Yield Fund                           5%                       5%                        5%
      Janus Short-Term Bond Fund                      --                       5%                       10%
    -----------------------------------------------------------------------------------------------------------------
      TOTAL                                          20%                      40%                       60%
    -----------------------------------------------------------------------------------------------------------------



   (1) Formerly named Janus Adviser Risk-Managed Growth Fund.


   (2) Formerly named Janus Adviser Risk-Managed Value Fund.


   The following chart summarizes the management process:

 ACTION                                 NORMAL FREQUENCY
    Establish strategic asset class     Annually
      allocation policy
    Monitor asset class allocations     Ongoing
    Review/rebalance Portfolio          Quarterly, in conjunction with asset allocation
      allocations                       service
    Review/rebalance asset (and         Annually, in conjunction with asset allocation
      sub-asset) class exposures        service

 16  Janus Smart Portfolios prospectus

   The following are general policies that apply to each of the Portfolios and the underlying funds.

   CASH POSITION
   A Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, a Portfolio may not achieve its investment objective.

   PORTFOLIO TURNOVER

   The Portfolios normally seek long-term investment, although the Portfolios may sell shares of the underlying funds regardless of how long they have been held, subject to any redemption fees of the underlying funds. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making decisions regarding asset allocations of the underlying funds. The Portfolios' transactions in the underlying funds do not entail brokerage commissions, but may result in taxable capital gains.


INVESTMENT TECHNIQUES OF THE UNDERLYING FUNDS

   The following information provides a brief description of the investment techniques of each of the underlying funds that are available within the various asset classes. Additional details are available in the underlying funds' prospectuses. The Portfolios may allocate assets to all or some of these underlying funds when rebalancing the Portfolios' investments.

   POTENTIAL UNDERLYING FUNDS WITH INVESTMENTS IN EQUITY SECURITIES


   JANUS FUND seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. Although the fund may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2005, the fund's weighted average market capitalization was $60.9 billion.


   JANUS ENTERPRISE FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls

                                   Principal investment strategies and risks  17
   within the range of companies in the Russell Midcap(R) Growth Index. The market capitalizations within the Index will vary, but as of December 31, 2005, they ranged from approximately $978 million to $17.9 billion.


   JANUS MERCURY FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   JANUS OLYMPUS FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   JANUS ORION FUND seeks long-term growth of capital. The fund pursues its objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   JANUS TRITON FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion.


   JANUS TWENTY FUND seeks long-term growth of capital. The fund pursues its objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential.


   JANUS VENTURE FUND seeks capital appreciation. The fund pursues its objective by investing at least 50% of its equity assets in small-sized companies. Small-sized companies are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the fund's initial purchase continue to be considered small-sized. The fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation.

   JANUS GLOBAL LIFE SCIENCES FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. The fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The fund

 18  Janus Smart Portfolios prospectus
   normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. As a fundamental policy, the fund normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The fund may have significant exposure to emerging markets.


   JANUS GLOBAL TECHNOLOGY FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the Technology Team believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories: (a) companies that the Technology Team believes have or will develop products, processes, or services that will provide significant technological advancements or improvements and (b) companies that the Technology Team believes rely extensively on technology in connection with their operations or services. The fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets.


   JANUS BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The fund pursues its objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The fund normally invests at least 25% of its assets in fixed-income senior securities.

   JANUS CONTRARIAN FUND seeks long-term growth of capital. The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

   JANUS CORE EQUITY FUND seeks long-term growth of capital. The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity

                                   Principal investment strategies and risks  19
   securities selected for their growth potential. Eligible equity securities in which the fund may invest include: (a) domestic and foreign common stocks;
   (b) preferred stocks; (c) securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds, and debentures; and (d) other securities with equity characteristics. The fund may invest in companies of any size.

   JANUS GROWTH AND INCOME FUND seeks long-term capital growth and current income. The fund pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments.


   JANUS RESEARCH FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies.



   INTECH RISK-MANAGED STOCK FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks from the universe of the fund's benchmark, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical process. The primary aim of the strategy is to outperform the fund's benchmark index.



   JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND - CLASS I seeks long-term growth of capital. The fund invests primarily in common stocks from the universe of the fund's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical process.



   JANUS ADVISER INTECH RISK-MANAGED VALUE FUND - CLASS I seeks long-term growth of capital. The fund invests primarily in common stocks from the universe of the fund's benchmark index, which is the Russell 1000(R) Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical process.



   JANUS MID CAP VALUE FUND - INVESTOR SHARES seeks capital appreciation. The fund pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe


 20  Janus Smart Portfolios prospectus
   to be undervalued. The fund invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2005, they ranged from approximately $56.3 million to $18.1 billion.



   JANUS ADVISER SMALL COMPANY VALUE FUND - CLASS I seeks capital appreciation. The fund invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the fund's portfolio manager. The fund normally invests at least 80% of its assets, determined at the time of purchase, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2005, they ranged from approximately $38 million to $3.5 billion.


   JANUS GLOBAL OPPORTUNITIES FUND seeks long-term growth of capital. The fund pursues its objective by investing primarily in common stocks of companies of any size located throughout the world with the potential for long-term growth of capital. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets.

   JANUS OVERSEAS FUND seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The fund normally invests in securities of issuers from several different countries, excluding the United States. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The fund may have significant exposure to emerging markets.

   JANUS WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from several different countries, including the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets.

                                   Principal investment strategies and risks  21

   JANUS ADVISER FOREIGN STOCK FUND - CLASS I seeks long-term growth of capital. The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, determined at the time of purchase, in stocks of issuers located in several different countries, excluding the United States. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The fund emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The fund may have significant exposure to emerging markets.


   POTENTIAL UNDERLYING FUNDS WITH INVESTMENTS IN FIXED-INCOME SECURITIES


   JANUS FLEXIBLE BOND FUND seeks to obtain maximum total return, consistent with preservation of capital. The fund pursues its objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


   JANUS HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. The fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio manager believes offer attractive risk/return characteristics. The fund may at times invest all of its assets in such securities.

   JANUS SHORT-TERM BOND FUND seeks as high a level of current income as is consistent with preservation of capital. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in short- and intermediate-term securities such as corporate bonds or notes or government securities, including agency securities. The fund may invest up to 35% of its net assets in high-yield/high risk bonds. The fund expects to maintain an average-weighted effective maturity of three years or less under normal circumstances.

 22  Janus Smart Portfolios prospectus

   POTENTIAL UNDERLYING FUND WITH INVESTMENTS IN CASH EQUIVALENTS

   JANUS MONEY MARKET FUND - INVESTOR SHARES seeks maximum current income to the extent consistent with stability of capital. The fund pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   Cash Equivalents include money market instruments (such as certificates of deposit, time deposits, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, and other short-term corporate instruments).

RISKS OF THE PORTFOLIOS

   Although the Portfolios intend to allocate assets among stocks and bonds, and may also invest in money market instruments or cash/cash equivalents while also making efforts to minimize risk exposure within the selection of investments in a variety of Janus funds, you may experience volatility and lose money. Janus Capital's allocation of a Portfolio's assets to certain asset classes and underlying funds may not be successful in achieving the Portfolio's objective. There is a risk that you may achieve better returns by investing directly in an underlying fund. Certain of the underlying funds in which a Portfolio may invest have operated for less than a year and therefore have limited investment results, smaller asset bases, and estimated expense ratios. Investments by a Portfolio in such an underlying fund may increase the indirect expenses paid by a Portfolio and may result in the Portfolio not achieving its investment objective.

   There is additional risk for the Portfolios with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in a Portfolio indirectly having concentrated assets in a particular industry or in a single company. Such indirect concentrated holdings may have the effect of increasing the volatility of the Portfolio's returns. The Portfolios do not control the investments of the underlying funds and any indirect concentration occurs as a result of the underlying funds following their investment objectives.

   Because Janus Capital is the adviser to the Portfolios and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolios among underlying funds. For example, certain underlying funds may have fee and expense structures that are more advantageous to the adviser than others. In addition, purchases and redemptions of an underlying fund by a Portfolio due to reallocations or rebalancings may result in an underlying fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase an underlying fund's

                                   Principal investment strategies and risks  23
   transaction costs. Large redemptions by a Portfolio may cause an underlying fund's expenses to increase due to a resulting smaller asset base. In addition, the Portfolios' portfolio manager, who also serves the role of Director of Risk Management and Performance of Janus Capital, has regular and continuous access to the holdings of the underlying funds as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Portfolios.


   The officers and Trustees of the Portfolios may also serve as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Portfolios and the underlying funds. The Trustees intend to address any such conflicts as deemed appropriate.



   Janus Capital manages accounts which engage in short sales. The simultaneous management of long and short portfolios creates potential conflicts of interest, including the risk that short sale activity could adversely affect the market value of long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time.


   The Portfolios invest in underlying funds that may invest substantially all of their assets in common stocks. The main risk associated with this is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, an underlying fund's share price may also decrease. An underlying fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on an underlying fund with a small asset base. An underlying fund may not experience similar performance as its assets grow.

   The following information is designed to help you better understand some of the risks of investing in the Portfolios. The impact of the following risks on a Portfolio may vary depending on a Portfolio's investment allocation.

BOND RISK

   Within the specific investment policies of the underlying funds, each underlying fund may invest in high-yield/high-risk bonds.
   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating

 24  Janus Smart Portfolios prospectus
   agencies such as Standard & Poor's Ratings Service ("Standard & Poor's"), Fitch, Inc. ("Fitch"), and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's) or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


DERIVATIVE RISK

   The Portfolios may invest in underlying funds that use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the underlying funds. An underlying fund's performance could be worse than if the underlying fund had not used such instruments.

EMERGING MARKET RISK


   The Portfolios may invest in underlying funds that may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that an underlying fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each underlying fund's investments by country is contained in the underlying funds' shareholder reports and in the underlying funds' Form N-Q, which are filed with the SEC.


                                   Principal investment strategies and risks  25

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the underlying funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the underlying funds to obtain or to enforce a judgment against the issuers of such securities. The underlying funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

FOREIGN INVESTMENT RISK


   The Portfolios may invest in underlying funds that may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because an underlying fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When an underlying fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of an underlying fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 26  Janus Smart Portfolios prospectus

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder an underlying fund's ability to buy and sell emerging market securities in a timely manner, affecting the underlying fund's investment strategies and potentially affecting the value of the underlying fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

INDUSTRY RISK

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio may at times have significant exposure to industry risk as a result of investing in underlying funds that may invest in a particular industry.

INTEREST RATE RISK

   Generally, a fixed-income security in the underlying funds will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

   In order to manage interest rate risk, the underlying funds' investment personnel may vary the average-weighted effective maturity of a portfolio to reflect their analysis of interest rate trends and other factors. The underlying funds' average-weighted effective maturity will tend to be shorter when the underlying funds' investment personnel expect interest rates to rise and longer when the underlying funds' investment personnel expect interest rates to fall. The underlying funds may also use futures, options, and other derivatives to manage interest rate risk.

SMALLER OR NEWER COMPANY RISK

   Many attractive investment opportunities for the underlying funds may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services

                                   Principal investment strategies and risks  27
   for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 28  Janus Smart Portfolios prospectus

                             JANUS SMART PORTFOLIOS

                              Shareholder's Guide

                                       This Shareholder's Guide is
                                       for those shareholders
                                       investing with the Portfolios
                                       through financial
                                       intermediaries. This section
                                       will help you become familiar
                                       with the different types of
                                       accounts you can establish
                                       with the Portfolios. It also
                                       explains how to purchase,
                                       exchange, and redeem shares,
                                       as well as describes account
                                       policies and fees that may
                                       apply to your account.
                                       Account policies (including
                                       fees), services, and features
                                       may be modified or
                                       discontinued without
                                       shareholder approval or prior
                                       notice.

                                       (JANUS LOGO)

   CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE THROUGH YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR. CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR, OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES


   NAV DETERMINATION



   The per share NAV is computed by dividing the total value of a Portfolio's securities and other assets, less liabilities, by the total number of Portfolio shares outstanding. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. A Portfolio's NAV is calculated based upon the NAVs of the underlying funds in which the Portfolio invests. (In the case of underlying funds with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.) Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets. All purchases, exchanges, and redemptions will be duly processed at the NAV as described under "Purchases," "Exchanges," and "Redemptions" after your request is received in good order by a Portfolio (or financial intermediary or plan sponsor, if applicable) or its agent.



   Securities held by the underlying funds are generally valued at market value. Certain short-term instruments, including money market instruments, maturing within 60 days or less are valued at amortized cost, which approximates market value. For non-money market funds, if a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire


 30  Janus Smart Portfolios prospectus
   market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The underlying funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE.

   Due to the subjective nature of fair value pricing, the value for a particular security of a non-money market underlying fund may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund's portfolio securities and the reflection of such change in that underlying fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time that underlying fund calculates its NAV (referred to as "stale pricing"). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that an underlying fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The prospectuses for the underlying funds in which the Portfolios invest explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Portfolio account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Portfolios under the arrangements made between your financial intermediary or plan sponsor and its customers. The Portfolios are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

                                                         Shareholder's guide  31

PURCHASES

   Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in each Portfolio, including additional information on minimum initial or subsequent investment requirements.


   Purchase requests must be received in good order by a Portfolio (financial intermediary or plan sponsor, if applicable) or its agent prior to the close of the regular trading session of the NYSE in order to receive that day's NAV. The Portfolios reserve the right to require purchase requests and payments from the financial intermediary or plan sponsor prior to these times on days when the NYSE closes early.


   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment is $2,500 per Portfolio account for non-retirement accounts and $500 per Portfolio account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information. The Portfolios reserve the right to annually request that intermediaries close Portfolio accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

 32  Janus Smart Portfolios prospectus

TAX-DEFERRED ACCOUNTS

   If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

EXCHANGES

   Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).


   - Exchange requests between the Portfolios and other Janus funds (other than between Janus Money Market Fund and Janus Government Money Market Fund) must be received in good order by a Portfolio or its agent prior to the close of the regular trading session of the NYSE in order to receive that day's NAV. Exchange requests between Janus Money Market Fund and Janus Government Money Market Fund must be received in good order by a fund or its agent prior to 5:00 p.m. (New York time) in order to receive that day's NAV. The money market funds reserve the right to require exchange requests prior to these times on days when the bond market or the NYSE close early.


   - You may generally exchange shares of a Portfolio for shares of another fund in the Trust only if that fund is offered through your financial intermediary or plan sponsor.

   - You must meet the minimum investment amount for each fund.

   - If you are exchanging into a closed fund, you will need to meet criteria for investing in the closed fund. For more information, see "Closed Fund Policies."


   - The Janus funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to four round trips in a Portfolio in a 12-month period, although the Portfolios at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Portfolio (by any means) followed by a purchase back into the same Portfolio (by any means). The Portfolios will work with financial intermediaries to apply the Portfolios' exchange limit. However, the Portfolios may not always have the ability to monitor or enforce the trading

                                                         Shareholder's guide  33
     activity in such accounts. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."

REDEMPTIONS

   Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in-kind, automatic redemption, and delays in honoring redemption requests.


   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


   The Portfolios reserve the right to annually request that intermediaries close Portfolio accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be sold for cash, although each Portfolio retains the right to sell some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

 34  Janus Smart Portfolios prospectus

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' exchange limits or excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading. The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   The Portfolios may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Portfolio in a 12-month period and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' exchange limits and excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; or to transactions made by the Portfolios in any of the underlying funds.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Portfolios'

                                                         Shareholder's guide  35
   excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.


   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the Portfolio's portfolio manager believes he would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.


   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may

 36  Janus Smart Portfolios prospectus
   increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.


   The underlying funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the underlying funds, which, in turn, are held by a Portfolio, based on events occurring after the close of a foreign market that may not be reflected in the underlying fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as "stale pricing"). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the underlying fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of an underlying fund or a Portfolio, which negatively impacts long-term shareholders. Although the underlying funds have adopted fair valuation policies and procedures intended to reduce the underlying funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of shares held by the underlying fund.


   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Portfolios.

                                                         Shareholder's guide  37

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The following describes the policies and procedures of the availability of portfolio holdings information for the Janus funds, which includes the Portfolios. The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until the following month's information is posted. The Janus funds' full portfolio holdings can be found on www.janus.com in Fund details under the Holdings & Details tab.


   In addition, the Portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the non-money market funds are published quarterly, with a 15-day lag, on www.janus.com. The Portfolios' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for the Portfolios will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Portfolios' full portfolio holdings on www.janus.com.


   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' Statement of Additional Information.


   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is

 38  Janus Smart Portfolios prospectus
   available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.

SHAREHOLDER ACCOUNT POLICIES

   TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES


   Portfolio shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Portfolio shares purchased directly from Janus Capital. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Portfolios directly.


   A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Portfolios are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Portfolios for shareholder recordkeeping and similar services.

   STATEMENTS AND REPORTS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments in the underlying funds and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends October 31.

                                                         Shareholder's guide  39

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC ("Janus Capital" or "Janus"), 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios and the underlying funds, and is responsible for the day-to-day management of the Portfolios' investment portfolios, as well as the investment portfolios of certain underlying funds. Janus Capital furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

 40  Janus Smart Portfolios prospectus

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios.


MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly based upon average daily net assets at the annual rate of 0.05%. Janus Capital also receives an investment advisory fee for managing the underlying funds. See the underlying funds' prospectuses for specific information about investment advisory fees.

   Each Portfolio incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay


   Janus Capital has agreed to limit each Portfolio's total operating expenses (excluding any expenses of an underlying fund, brokerage commissions, interest, taxes, and extraordinary expenses) to certain levels until March 1, 2007. Application of the expense waivers and their effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information.



   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Statement of Additional Information and will also be included in the Portfolios' semiannual and annual reports to shareholders.


SUBADVISERS OF CERTAIN UNDERLYING FUNDS


   ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH") serves as subadviser to three of the underlying funds: INTECH Risk-Managed Stock Fund, Janus Adviser INTECH Risk-Managed Growth Fund, and Janus Adviser INTECH Risk-Managed Value Fund. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S.


                                                Management of the Portfolios  41
   registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the underlying Risk-Managed Funds. Janus Capital indirectly owns approximately 82.5% of the outstanding voting shares of INTECH.



   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC ("Perkins") serves as subadviser to the underlying Janus Mid Cap Value Fund. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the underlying Janus Mid Cap Value Fund's portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


THIRD PARTY CONSULTANT

   Janus Capital has entered into an agreement with Wilshire Associates Inc. ("Wilshire"), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital uses when determining asset class allocations for the Portfolios. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the underlying funds' investment personnel's investment style. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. Janus Capital pays Wilshire a fee for its consulting services.

 42  Janus Smart Portfolios prospectus

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGER

DANIEL SCHERMAN
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate, and Janus Smart Portfolio - Conservative. Mr. Scherman has sole responsibility and authority on allocations to underlying funds as well as oversight over the Portfolios' cash management. He joined Janus Capital in 2005 as Director of Risk Management and Performance. Prior to joining Janus Capital, Mr. Scherman was most recently a Senior Quantitative Analyst and Portfolio Manager from 2001 to 2005 for MFS Investment Management where he also served as a Global Fixed Income Portfolio Manager and Currency Specialist from 1992 to 2001. Mr. Scherman holds a Bachelor's degree in Economics and History from Dartmouth College and a Master of Business Administration degree from Boston University. He has earned the right to use the Chartered Financial Analyst designation.



   Information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager, and the portfolio manager's range of ownership of securities in the Portfolios, is included in the Portfolios' Statement of Additional Information.


                                                Management of the Portfolios  43

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option and sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. In addition, new accounts may be permitted in a closed Portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed Portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior approval of Janus Capital's senior management team, members of the Janus investment team may open new accounts in a closed Portfolio. The Portfolios may also invest in underlying funds that are closed to new investors.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final

 44  Janus Smart Portfolios prospectus
   settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that Court that generally include: (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class; (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds; (iii) claims on behalf of participants in the Janus 401(k) plan; (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI; and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940. As a result, JCGI, Janus Capital, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI are the remaining defendants in one or more of the actions. The complaint in the 401(k) plan class action (action (iii) described above) was voluntarily dismissed, but was refiled using a new named plaintiff and asserting claims similar to the initial complaint.


   The Attorney General's Office for the State of West Virginia filed a separate market timing related civil action against Janus Capital and several other non-affiliated mutual fund companies, claiming violations under the West Virginia Consumer Credit and Protection Act. The civil action requests certain monetary penalties, among other relief. This action has been removed to federal court and transferred to the Multidistrict Litigation case in the U.S. District Court of

                                                           Other information  45

   Baltimore, Maryland described above. In addition, the Auditor of the State of West Virginia, in his capacity as securities commissioner, has issued an order indicating an intent to initiate administrative proceedings against most of the defendants in the market timing cases (including Janus Capital) and seeking disgorgement and other monetary relief based on similar market timing allegations.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds. The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the Investment Company Act of 1940. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages.


   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003, however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE PORTFOLIOS


   The Portfolios are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 46  Janus Smart Portfolios prospectus

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Fund. Dividends and capital gains distributions are normally declared and distributed in December.


   If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Portfolio just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Portfolio would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Portfolio, whether or not you reinvested the dividends. Before buying shares of a Portfolio close to year-end, you should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

                                                     Distributions and taxes  47

TAXES

   As with any investment, you should consider the tax consequences of investing in the Portfolios. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Portfolios. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS

   Dividends and distributions of the Portfolios are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Portfolio. When gains from the sale of a security held by a Portfolio are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Portfolio held the security. In certain states, a portion of the dividends and distributions (depending on the sources of a Portfolio's income) may be exempt from state and local taxes. A Portfolio's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Portfolio at the record date of such payments. As a result, although a Portfolio's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Portfolio shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.

   The Portfolios may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

 48  Janus Smart Portfolios prospectus

   TAXATION OF THE PORTFOLIOS

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Portfolios meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Portfolios because they did not commence operations until December 30, 2005.

 50  Janus Smart Portfolios prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------


   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the underlying funds may invest. The underlying funds may invest in these instruments to the extent permitted by their investment objectives and policies. The underlying funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.


I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in a loan originated by a lender or other financial institution, or as an assignment of a portion of a loan previously attributable to a different lender.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. An underlying fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

                                                Glossary of investment terms  51

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an underlying fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which an underlying fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash.

 52  Janus Smart Portfolios prospectus

   MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

   MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that an underlying fund must pay if these investments are profitable, the underlying fund may make various elections permitted by the tax laws. These elections could require that an underlying fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

                                                Glossary of investment terms  53

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

 54  Janus Smart Portfolios prospectus

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   EQUITY-LINKED STRUCTURED NOTES are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based on the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option which is recognized as income. Equity-linked structured notes are typically offered in limited transactions to financial institutions by investment banks. There is no guaranteed return of principal with these securities. The appreciation potential of these securities is limited by a maximum payment or call right and can be influenced by many unpredictable factors.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. An underlying fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. An underlying fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. An underlying fund may also buy options on futures contracts. An option on a futures contract gives the buyer the

                                                Glossary of investment terms  55
   right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/ structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. An underlying fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. An underlying fund may purchase and write put and call options on securities, securities indices, and foreign currencies. An underlying fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by an underlying fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the underlying fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, an underlying fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

 56  Janus Smart Portfolios prospectus

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by an underlying fund to another party (generally a bank or dealer) in return for cash and an agreement by the underlying fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which an underlying fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that an underlying fund owns, or a security equivalent in kind or amount to the security sold short that the underlying fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that an underlying fund borrows and does not own. An underlying fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the underlying fund loses the opportunity to participate in the gain. For naked short sales, the underlying fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, an underlying fund will realize a short-term capital gain. Although an underlying fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. An underlying fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  57
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

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting your financial intermediary or plan sponsor, or by contacting a Janus representative at 1-800-525-0020. The Portfolios' and the underlying funds' Statements of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janus.com. Additional information about the Portfolios' investments is available in the Portfolios' Annual and Semiannual Reports. In the Portfolios' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal period. Other information is also available from financial intermediaries that sell shares of the Portfolios.

                  The Statement of Additional Information provides detailed information about the Portfolios and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolios (including the Portfolios' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolios from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-1879.

                                         February 28, 2006


                                         Janus Smart Portfolio-Growth
                                         Janus Smart Portfolio-Moderate
                                         Janus Smart Portfolio-Conservative

                             JANUS SMART PORTFOLIOS

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for the Portfolios listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Portfolio. In addition, subadvisers are responsible for the day-to-day operations of certain underlying funds.



     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectuses dated February 28, 2006, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust on www.janus.com, by calling 1-800-525-3713, or by writing the Portfolios at the address shown on the back of this SAI. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectuses. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge, on www.janus.com, by calling 1-800-525-3713, or by writing the Portfolios at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Classification, Investment Policies and Restrictions, and
          Investment Strategies and Risks.......................    2
       Investment Adviser.......................................   52
       Custodian, Transfer Agent, and Certain Affiliations......   64
       Portfolio Transactions and Brokerage.....................   66
       Trustees and Officers....................................   67
       Purchase of Shares.......................................   80
          Net Asset Value Determination.........................   80
          Reinvestment of Dividends and Distributions...........   81
       Redemption of Shares.....................................   83
       Shareholder Accounts.....................................   84
          Online and Telephone Transactions.....................   84
          Systematic Redemptions................................   84
       Tax-Deferred Accounts....................................   85
       Income Dividends, Capital Gains Distributions, and Tax
          Status................................................   86
       Principal Shareholders...................................   88
       Miscellaneous Information................................   89
          Shares of the Trust...................................   89
          Shareholder Meetings..................................   89
          Voting Rights.........................................   90
          Master/Feeder Option..................................   90
          Independent Registered Public Accounting Firm.........   91
          Registration Statement................................   91
       Financial Statements.....................................   92
       Appendix A...............................................   93
          Explanation of Rating Categories......................   93

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

JANUS INVESTMENT FUND

   This Statement of Additional Information includes information about 3 series of the Trust. Each Portfolio is a series of Janus Investment Fund (the "Trust"), an open-end, management investment company.

   Janus Smart Portfolio-Growth, Janus Smart Portfolio-Moderate, and Janus Smart Portfolio-Conservative are referred to collectively in this SAI as the "Smart Portfolios" or "Portfolios."


   The Portfolios' adviser, Janus Capital, intends to operate the Portfolios as "fund of funds," meaning that substantially all of the Portfolios' assets will be invested in other Janus mutual funds it advises (the "underlying funds"), as described in the Portfolios' Prospectuses. More details about each of the underlying funds are available in their prospectuses and statements of additional information.


CLASSIFICATION

   The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Smart Portfolio-Growth, Janus Smart Portfolio-Moderate, and Janus Smart Portfolio-Conservative are classified as diversified.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS


   UNDERLYING FUNDS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for INTECH Risk-Managed Stock Fund, Janus Adviser INTECH Risk-Managed Growth Fund, and Janus Adviser INTECH Risk-Managed Value Fund (together, the "INTECH Funds").


   UNDERLYING FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Janus Mid Cap Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO THE PORTFOLIOS

   The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares) or
   (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The following policies are fundamental policies of the Portfolios.

   (1) With respect to 75% of its total assets, a Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

   Each Portfolio may not:

   (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation.

   (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

   (7) Borrow money except that the Portfolios may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

   As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Portfolio.

   The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

   (a) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Portfolio may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

   (b) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps, and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (c) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value ("NAV"), provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

   (d) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (e) The Portfolios may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

   For purposes of each Portfolio's policies on investing in particular industries, the Portfolios will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS


   This section discusses investment strategies of the Portfolios. These strategies may also apply to the underlying funds in which the Smart Portfolios may invest. This section also details the risks associated with each investment strategy, because each investment vehicle and technique contributes to the Smart Portfolios' overall risk profile.


Cash Position

   As discussed in the Portfolios' Prospectuses and the underlying funds' prospectuses, a Portfolio's or an underlying fund's cash position may temporarily increase under various circumstances. Securities that the Portfolios or the underlying funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Portfolio or underlying fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities.")


   The underlying INTECH Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These underlying funds may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These underlying funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the underlying funds' otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.


Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Portfolio or an underlying fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio or an underlying fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio or an underlying fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios and the underlying funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

   A Portfolio or an underlying fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio or an underlying fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio or an underlying fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio or an underlying fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Portfolio or an underlying fund's portfolio, although the Portfolio's or the underlying fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS


   The Smart Portfolios are "fund of funds" that invest in other underlying funds and do not directly invest in the securities or use the investment techniques described in this section. This section discusses investment strategies of the underlying funds in which the Smart Portfolios may invest. This section also details the risks associated with each investment strategy, because each investment vehicle and technique contributes to the Smart Portfolios' overall risk profile.

Illiquid Investments

   Each underlying fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the underlying funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the underlying funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.

   If illiquid securities exceed 15% of an underlying fund's net assets after the time of purchase, the underlying fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the investment personnel may not be able to dispose of them in a timely manner. As a result, the underlying fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of an underlying fund to decline.

   Each underlying fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The underlying funds may not be able to sell such investments when the investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the underlying funds may be forced to sell their venture capital investments at less

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

   than fair market value. Where venture capital investments must be registered prior to their sale, the underlying funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in an underlying fund's NAV.

Securities Lending

   Under procedures adopted by the Trustees, the underlying funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The underlying funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The underlying funds do not have the right to vote on securities while they are being lent; however, the underlying funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities


   Unless otherwise limited by its specific investment policies, each underlying fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because an underlying fund's performance may depend on factors other than the performance of a particular company. These factors include:


   CURRENCY RISK. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When an underlying fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

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

   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of an underlying fund's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder an underlying fund's ability to buy and sell emerging market securities in a timely manner, affecting the underlying fund's investment strategies and potentially affecting the value of the underlying fund.

   TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. Within the parameters of their specific investment policies, the underlying funds, particularly Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Global Opportunities Fund, Janus Overseas Fund, Janus Worldwide Fund, and Janus Adviser Foreign Stock Fund may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index(SM). The underlying Janus Orion Fund, Janus Triton Fund, Janus Contrarian Fund, and Janus Research Fund have at times invested a significant portion of their assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies


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


   than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the underlying funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the underlying funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The underlying funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of the underlying fund's investments by country is contained in the underlying funds' shareholder reports and the underlying funds' Form N-Q, which are filed with the SEC.


Short Sales

   The underlying funds may engage in "short sales against the box." This technique involves selling either a security that an underlying fund owns, or a security equivalent in kind and amount to the security sold short that the underlying fund has the right to obtain, for delivery at a specified date in the future. An underlying fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an underlying fund loses the opportunity to participate in the gain.

   The underlying funds, except Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Money Market Fund - Investor Shares, may also engage in "naked" short sales (no more than 8% of an underlying fund's assets may be invested in naked short sales). In a naked short sale transaction, an underlying fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, an underlying fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. An underlying fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, an underlying fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. An underlying fund will engage in naked short sales when its investment personnel anticipate that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and an underlying fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of an underlying fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the underlying funds' losses are potentially unlimited in cases where the underlying fund is unable to close out its short position.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

   Within the parameters of its specific investment policies, each underlying fund may invest up to 10% (without limit for Janus Flexible Bond Fund and Janus High-Yield Fund) of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any underlying fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal

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

   Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), an underlying fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because an underlying fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that underlying fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. An underlying fund might obtain such cash from selling other portfolio holdings which might cause that underlying fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which underlying fund expenses could be allocated and to reduce the rate of return for that underlying fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The underlying funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the underlying funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. An underlying fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the underlying funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of an underlying fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by an underlying fund might be converted to cash and that underlying fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit an underlying fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

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

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

   The underlying funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, an underlying fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the underlying funds' prospectuses may apply.

Investment Company Securities

   Each of the Smart Portfolios may invest up to 100% of its total assets in other Janus funds in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940.

   From time to time, the underlying funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits an underlying fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of an underlying fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by an underlying fund having a value in excess of 10% of the underlying fund's

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

   total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to an underlying fund if, after the sale: (i) the underlying fund owns more than 3% of the other investment company's voting stock or (ii) the underlying fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The underlying funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph
   (F) or subparagraph (G) of Section 12(d)(1). The underlying funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

   The underlying funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The underlying funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the underlying funds' prospectuses.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each underlying fund, particularly Janus Balanced Fund, Janus Flexible Bond Fund, and Janus Short-Term Bond Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which an underlying fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which an underlying fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the underlying funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment

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

   and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

   The underlying funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable an underlying fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income-producing securities that the underlying funds may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   In order to most effectively use these investments, the investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the investment personnel incorrectly forecast such movements, an underlying fund could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give an underlying fund the option to obligate a broker-dealer or bank to repurchase a security held by that underlying fund at a specified price.

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

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No underlying fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, an underlying fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The underlying funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Mortgage Dollar Rolls

   The underlying Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, an underlying fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an underlying fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the underlying fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to an underlying fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program;
   (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the

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

   securities delivered and received back must be within 2.5% of the initial amount delivered.

   An underlying fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by an underlying fund, maintained in a segregated account. To the extent that the underlying fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, an underlying fund foregoes principal and interest paid on the mortgage-backed security. An underlying fund is compensated by the difference between the current sales price and the lower forward price purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sales.

   Successful use of mortgage dollar rolls depends on an underlying fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans

   The underlying Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may invest in bank loans (no more than 5% of an underlying fund's total assets), which include institutionally traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a lender or financial institution. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which an underlying fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

   When an underlying fund purchases an assignment, it typically acquires direct rights against the borrower in the loan. However, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. An underlying fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but may otherwise be entitled to all of such bank's rights in the loan. Additional risks are involved in purchasing assignments. For example, if a loan is foreclosed, an underlying fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. Legal theories of lender liability could conceivably be applied against an underlying fund. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated.

   When an underlying fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. As a result, an underlying fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. An underlying fund generally will have no right to enforce compliance by the borrower with the terms of the underlying loan agreement, nor any rights with respect to set-off against the borrower and the underlying fund may not directly benefit from any collateral supporting the underlying loan. As a result, an underlying fund may assume the credit risk of both the borrower and the lender. The failure by an underlying fund to receive scheduled interest or principal payments may adversely affect the income of the underlying fund and may likely reduce the value of its assets, which would be reflected in a reduction in the underlying fund's NAV.

   The borrower of a loan in which an underlying fund holds a participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that an underlying fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

   An underlying fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, an underlying fund may be unable to sell assignments or participations at the desired time or only at a price less than fair market value.

   Notwithstanding its intention generally not to receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in an underlying fund's holdings. Possession of such information may in some instances occur despite Janus Capital's efforts to avoid such possession, but in other instances Janus Capital may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Janus Capital's ability to trade in these loans for the account of an underlying fund could potentially be limited by its possession of such information. Such limitations on Janus Capital's ability to trade could have an adverse effect on an underlying fund by, for example, preventing the underlying fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

High-Yield/High-Risk Bonds


   The underlying Janus High-Yield Fund may invest without limit in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other underlying fund intends to invest more than 35% of its net assets in such bonds, and the underlying Janus Contrarian Fund, Janus Core Equity Fund, Janus Mid Cap Value Fund, Janus Adviser Small Company Value Fund, and Janus Adviser Foreign Stock Fund will, under normal circumstances, limit their investments in such bonds to 20% or less of their net assets. The underlying INTECH Funds do not intend to invest in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an underlying fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


   Any underlying fund may also invest in unrated bonds of foreign and domestic issuers. For the underlying funds subject to such limit, unrated bonds will be included in each underlying fund's limit on investments in bonds rated below investment grade unless its investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. An underlying fund's investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of

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

   judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.


Defaulted Securities

   An underlying fund may hold defaulted securities if its investment personnel believe, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the underlying funds subject to such limit, defaulted securities will be included in each underlying fund's limit on investments in bonds rated below investment grade. Notwithstanding the investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these underlying funds generally will purchase securities for which their investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The underlying funds will limit holdings of any such securities to amounts that the investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the underlying funds' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the underlying funds.

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

Futures, Options, and Other Derivative Instruments

   FUTURES CONTRACTS. The underlying funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the underlying funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of an underlying fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of an underlying fund, that underlying fund may be entitled to return of margin owed to such underlying fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the underlying funds do business and by depositing margin payments in a segregated account with the underlying funds' custodian or with the FCM. Effective February 13, 2006, the FCM may no longer maintain margin assets with the underlying funds' custodian or subcustodian and may be required to hold such accounts directly with the FCM prior to the above referenced effective date.

   The underlying funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The underlying funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the underlying funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

   Although an underlying fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that underlying fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because an underlying fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such underlying fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

   The underlying funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. An underlying fund may also enter into futures contracts to protect that underlying fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the underlying fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that underlying fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that underlying fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. An underlying fund may also use this technique with respect to an individual company's stock. To the extent an underlying fund enters into futures contracts for this purpose, the segregated assets maintained to cover such underlying fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that underlying fund with respect to the futures contracts. Conversely, if an underlying fund holds stocks and seeks to protect itself from a decrease in stock prices, the underlying fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if an underlying fund holds an individual company's stock and expects the price of that stock to decline, the underlying fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. An underlying fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If an underlying fund owns bonds and the investment personnel expect interest rates to increase, that underlying fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that underlying fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that underlying fund's interest rate futures contract will increase, thereby keeping the NAV of that underlying fund from declining as much as it may have otherwise. If, on the other hand, the investment personnel expect interest rates to decline, that underlying fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although an underlying fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the investment personnel still may not result in a successful use of futures.

   Futures contracts entail risks. Although the underlying funds believe that use of such contracts will benefit the underlying funds, an underlying fund's overall performance could be worse than if such underlying fund had not entered into futures contracts if the investment personnel's investment judgment proves incorrect. For example, if an underlying fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that underlying fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the underlying fund's investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if an underlying fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such underlying fund.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to an underlying fund will not match exactly such underlying fund's current or potential investments. An underlying fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such underlying fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with an underlying fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between an underlying fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. An underlying fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in an underlying fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that underlying fund's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for an underlying fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, an underlying fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such underlying fund's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The underlying funds may buy and write put and call options on futures contracts. An option on a future gives an underlying fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when an underlying fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that underlying fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that underlying fund is considering buying. If a call or put option an underlying fund has written is exercised, such underlying fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, an underlying fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, an underlying fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk an underlying fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The underlying funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the underlying funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

   The following discussion summarizes the underlying funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). An underlying fund may enter into forward currency contracts with stated contract values of up to the value of that underlying fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). An underlying fund may invest for nonhedging purposes such as seeking to enhance return. An underlying fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). An underlying fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. An underlying fund also may enter into a forward currency contract with respect to a currency where the underlying fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances an underlying fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on an underlying fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting an underlying fund's currency exposure from one foreign currency to another removes that underlying fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such underlying fund if its investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.

   The underlying funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that an underlying fund is not able to cover its forward currency positions with underlying portfolio securities, the underlying funds' custodian

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

   will segregate cash or other liquid assets having a value equal to the aggregate amount of such underlying fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, an underlying fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such underlying fund's commitments with respect to such contracts. As an alternative to segregating assets, an underlying fund may buy call options permitting such underlying fund to buy the amount of foreign currency being hedged by a forward sale contract or an underlying fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the underlying funds' ability to utilize forward contracts may be restricted. In addition, an underlying fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge underlying fund assets.

   OPTIONS ON FOREIGN CURRENCIES. The underlying funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an underlying fund may buy put options on the foreign currency. If the value of the currency declines, such underlying fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an underlying fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, an underlying fund could sustain losses on transactions in

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

   foreign currency options that would require such underlying fund to forego a portion or all of the benefits of advantageous changes in those rates.

   The underlying funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, an underlying fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an underlying fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that underlying fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and an underlying fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an underlying fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The underlying funds may write covered call options on foreign currencies. A call option written on a foreign currency by an underlying fund is "covered" if that underlying fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if an underlying fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such underlying fund in cash or other liquid assets in a segregated account with the underlying funds' custodian.

   The underlying funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which an

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

   underlying fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, an underlying fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the underlying funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The underlying funds may write and buy options on the same types of securities that the underlying funds may purchase directly.

   A put option written by an underlying fund is "covered" if that underlying fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the underlying funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

   A call option written by an underlying fund is "covered" if that underlying fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the underlying funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if an underlying fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or
   (ii) is greater than the exercise price of the call written if the difference is maintained by that underlying fund in cash and other liquid assets in a segregated account with its custodian.

   The underlying funds also may write call options that are not covered for cross-hedging purposes. An underlying fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. An underlying fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be

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

   received from writing a covered call option and its investment personnel believe that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit an underlying fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit an underlying fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit an underlying fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If an underlying fund desires to sell a particular security from its portfolio on which it has written a call option, such underlying fund will effect a closing transaction prior to or concurrent with the sale of the security.

   An underlying fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. An underlying fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium

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

   received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by an underlying fund.

   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the underlying fund may not be able to effect closing transactions in particular options and the underlying fund would have to exercise the options in order to realize any profit. If an underlying fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

   An underlying fund may write options in connection with buy-and-write transactions. In other words, an underlying fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an underlying fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that underlying fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and an underlying fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, an underlying fund may elect to close the position or take delivery of the security at the exercise price and that underlying fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   An underlying fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, an underlying fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   An underlying fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such underlying fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that underlying fund.

   An underlying fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that an underlying fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

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

   EURODOLLAR INSTRUMENTS. An underlying fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An underlying fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   SWAPS AND SWAP-RELATED PRODUCTS. An underlying fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with an underlying fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of an underlying fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the underlying funds' custodian. If an underlying fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. An underlying fund will not enter into any interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, an underlying fund will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

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

   There is no limit on the amount of interest rate swap transactions that may be entered into by an underlying fund. These transactions may in some instances involve the delivery of securities or other underlying assets by an underlying fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that an underlying fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, an underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

   The underlying Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may enter into credit default swap agreements for investment purposes and to add leverage to their portfolios. As the seller in a credit default swap contract, an underlying fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an underlying fund would keep the stream of payments and would have no payment obligations. As the seller, an underlying fund would effectively add leverage to its portfolio because, in addition to its total net assets, that underlying fund would be subject to investment exposure on the notional amount of the swap.

   The underlying Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in their portfolios, in which case that underlying fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to an underlying fund in the event of a default.

   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the underlying funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of

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

   certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting an underlying fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

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

   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in an underlying fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

   An underlying fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that underlying fund. Such participation may subject an underlying fund to expenses such as legal fees and may make that underlying fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that underlying fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by an underlying fund on such committees also may expose that underlying fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. An underlying fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that underlying fund's rights as a creditor or to protect the value of securities held by that underlying fund.

Investment Strategies Applicable only to the Underlying Janus Money Market Fund

   The underlying Janus Money Market Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the underlying Janus Money

   Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the underlying Janus Money Market Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the underlying Janus Money Market Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the underlying Janus Money Market Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the underlying Janus Money Market Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the underlying Janus Money Market Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the underlying Janus Money Market Fund may invest supplements and should be read in conjunction with the underlying Janus Money Market Fund's prospectus.

Participation Interests

   The underlying Janus Money Market Fund may purchase participation interests in loans or securities in which the underlying Janus Money Market Fund may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the underlying Janus Money Market Fund an undivided interest in the underlying loans or securities in the proportion that the underlying Janus Money Market Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the underlying Janus Money Market Fund will have the right to demand payment, on not more than seven days' notice, for all

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

   or a part of the underlying Janus Money Market Fund's participation interest. The underlying Janus Money Market Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the underlying Janus Money Market Fund's investment portfolio. The underlying Janus Money Market Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The underlying Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the underlying Janus Money Market Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the underlying Janus Money Market Fund, as well as other money market rates of interest. The underlying Janus Money Market Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The underlying Janus Money Market Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the underlying Janus Money Market Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The underlying Janus Money Market Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The underlying Janus Money Market Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the underlying Janus Money Market Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The underlying Janus Money Market Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the underlying Janus Money Market Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The underlying Janus Money Market Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the underlying Janus Money Market Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the underlying Janus Money Market Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the underlying Janus Money Market Fund with those monies.

When-Issued and Delayed Delivery Securities

   The underlying Janus Money Market Fund may purchase securities on a when-issued or delayed delivery basis. The underlying Janus Money Market Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the underlying Janus Money Market Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the underlying Janus Money Market Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the underlying Janus Money Market Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its NAV.

Debt Obligations

   The underlying Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The underlying Janus Money Market Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The underlying Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the underlying Janus Money Market Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The underlying Janus Money Market Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the underlying Janus Money Market Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the underlying Janus Money Market Fund but may be subject to early withdrawal penalties that could reduce the underlying Janus Money Market Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Municipal Leases

   The underlying Janus Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The underlying Janus Money Market Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the underlying Janus Money Market Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the underlying Janus Money Market Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital, the Portfolios, and the funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and the funds, and to protect the confidentiality of the Portfolios and the funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com.


   Specific portfolio level performance attribution information and statistics for the Portfolios will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Portfolios' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Portfolios.

   The Portfolios' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a Portfolio has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Portfolio. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                Quarterly            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Quarterly            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
eVestment Alliance, LLC               Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Informa Investment Solutions, Inc.    Quarterly            Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Manager Selection Ltd.     Quarterly            30 days
Investment Technology Group, Inc.     Daily                Current
Investor Force, Inc.                  Quarterly            Current
Lehman Brothers Inc.                  Daily                Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Money Manager Review                  Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
Morningstar Inc.                      Quarterly            Current
New England Pension Consultants       Quarterly            Current
Nomura Funds Research and
  Technologies Co., Ltd.              Monthly              Current
Nomura Securities Co., Ltd.           As needed            Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Schroder Investment Management
  Limited                             Quarterly            30 days
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Macgregor Group, Inc.             As needed            Current
Marco Consulting Group, Inc.          Monthly              Current
Thomson Financial                     Quarterly            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Portfolios may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER

--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

   As stated in the Prospectuses, each Portfolio and each underlying fund, has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations in consultation with an independent asset allocation service concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees, and expenses of all Portfolio officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios. As discussed below, Janus Capital has delegated certain of these duties for certain underlying funds to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.

   Janus Capital and its affiliates may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Portfolios or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios.


   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.


   Janus Capital has agreed to bear certain expenses incurred in connection with the operation of the Portfolios. The Portfolios will pay those expenses not assumed by Janus Capital, including interest and taxes, brokerage commissions and all other expenses in connection with execution of portfolio transactions, fees and expenses of Independent Trustees and their legal counsel, fees and expenses of consultants to the Portfolios, audit fees, extraordinary costs and expenses of shareholder meetings and reports to shareholders, and transfer agency fees and expenses.



   Janus Capital has entered into an agreement with Wilshire Associates Inc. ("Wilshire"), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital uses when determining asset class allocations for the Portfolios. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the underlying funds' investment personnel's investment style. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. For its consulting services, Janus Capital pays Wilshire an annual fee, payable monthly, that is comprised of a combination of an initial program establishment fee, fixed fee, and an asset based fee.


   The Portfolios pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate of 0.05%.

   Janus Capital agreed by contract to waive the advisory fee payable by each Portfolio in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any expenses of an underlying fund, brokerage commissions, interest, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of the Portfolios, see the table in the "Fees and Expenses" section of the Prospectuses.

   Provided that Janus Capital remains investment adviser to the Portfolios, Janus Capital has agreed to continue such waivers until at least March 1, 2007.

                                 Expense Limit
Portfolio Name                   Percentage (%)
-----------------------------------------------
Janus Smart Portfolio-Growth          0.24
Janus Smart Portfolio-Moderate        0.20
Janus Smart
  Portfolio-Conservative              0.17

   Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Portfolios for a three-year period commencing with the operations of the Portfolios, provided that at no time during such period shall the normal operating expenses allocated to the Portfolios, with the exceptions noted above, exceed the percentages stated.

   The Portfolios benefit from the investment advisory services provided to the underlying funds and, as shareholders of those underlying funds, indirectly bear a proportionate share of those underlying funds' advisory fees.

   Each Smart Portfolio's Advisory Agreement is dated December 30, 2005, and will continue in effect until July 1, 2007, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory
   Agreement: (i) may be terminated without the payment of any penalty by a Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   The Trustees of Janus Investment Fund, more than eighty-five percent of whom ("Independent Trustees") have never been affiliated with Janus Smart Portfolio-Growth's, Janus Smart Portfolio-Moderate's, and Janus Smart Portfolio-Conservative's (the "New Portfolios") adviser, considered the proposed investment advisory agreements for the New Portfolios. In the course of their consideration of those agreements the Independent Trustees met in executive session and were advised by their independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by Janus Capital in response to requests of the Trustees and their counsel. They also received and reviewed a considerable amount of information provided to the Trustees by their independent fee consultant. Based on their evaluation of that information and other information, the Trustees, including all of the Independent Trustees, at a meeting held on September 20, 2005, approved the investment advisory agreement for the New Portfolios for a period through July 1, 2007.

   In considering the agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described as follows.

   NATURE, EXTENT AND QUALITY OF SERVICES

   The Trustees' analysis of the nature, extent, and quality of Janus Capital's services to the New Portfolios took into account the investment objectives and strategies of the New Portfolios and the knowledge of the Trustees gained from the Trustees' regular meetings with management throughout the prior year. In addition, the Trustees reviewed Janus Capital's resources and key personnel, especially those who would be providing investment management services to the New Portfolios. The Trustees also considered other services to be provided to the New Portfolios by Janus Capital, such as selecting broker-dealers for executing portfolio transactions, serving as the New Portfolios' administrator, monitoring adherence to the New Portfolios' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various Portfolio policies and procedures and with applicable securities laws and regulations. The Trustees concluded that the nature, extent, and quality of the services to be provided by Janus Capital to the New Portfolios were appropriate and consistent with the terms of the respective proposed advisory agreements and that the New Portfolios were likely to benefit from services provided under their agreements with Janus Capital. They also concluded that the quality of Janus Capital's services to the other Janus funds had been consistent with or superior to quality norms in the industry and that Janus Capital had sufficient personnel, with the appropriate education and experience, to serve the New Portfolios effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

   The Trustees also reviewed the response of Janus Capital to various legal and regulatory proceedings since the fall of 2003.

   COSTS OF SERVICES PROVIDED

   The Trustees examined the fee information and expenses for the New Portfolios in comparison to information for other comparable funds as provided by Lipper Inc.

   The Trustees considered the methodology used by Janus Capital in determining compensation payable to the portfolio manager and the competition for investment management talent, and they also considered the competitive market for mutual funds in different distribution channels.

   The Trustees had also reviewed Janus Capital's management fees for its institutional separate accounts and for its subadvised funds (funds for which Janus Capital provides portfolio management services only). In most instances sub-advisory and institutional separate account fees are lower than the New Portfolios' management fees. However, the Trustees noted that Janus Capital performs significant additional services for the New Portfolios that it does not provide to those other clients, including administrative services, oversight of the Portfolios' other service providers, trustee support, regulatory compliance, and numerous other services. The Trustees had also considered the profitability to Janus Capital and its affiliates of their relationships with the other Janus funds in connection with their consideration of the advisory agreements for those funds and had found the profitability not to be unreasonable.

   Finally, the Trustees considered the financial condition of Janus Capital, which they found to be sound.

   The Trustees concluded that the management fees and other compensation to be paid by the New Portfolios to Janus Capital and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital charges to other clients, and that the estimated overall expense ratios of the New Portfolios, taking into account the expense limitations agreed to by Janus Capital, were comparable to or more favorable than the mean or median expense ratio of its peers.

   BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE NEW PORTFOLIOS

   The Trustees also considered benefits that would accrue to Janus Capital and its affiliates from their relationship with the New Portfolios. The Trustees recognized that two affiliates of Janus Capital would serve the New Portfolios as transfer agent and distributor and that the transfer agent would receive compensation from the New Portfolios for its services to the New Portfolios. The Trustees also considered Janus Capital's use of commissions to be paid by the underlying funds to be held by the New Portfolios on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the New Portfolios and/or other clients of Janus Capital and Janus Capital's agreement not to use the New Portfolios' portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that Janus Capital's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and would benefit the New Portfolios. The Trustees concluded that, other than the services to be provided by Janus Capital and its affiliates pursuant to the proposed agreements and the fees to be paid by the New Portfolios therefore (and fees of the underlying funds), the New Portfolios and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital would benefit from the receipt of proprietary research products and services to be acquired through commissions paid on portfolio transactions of the underlying funds and that the New Portfolios would indirectly benefit from Janus Capital's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital. They also concluded that success of the New Portfolios could attract other business to Janus Capital or its other funds and that the success of Janus Capital could enhance Janus Capital's ability to serve the New Portfolios.

   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that approval of the New Portfolios' agreements were in the best interest of the New Portfolios and their shareholders.

UNDERLYING FUNDS

   Janus Capital also receives an investment advisory fee for managing the underlying funds. The underlying funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each underlying fund and calculated at an annual rate for each underlying fund. For more information regarding the underlying funds' investment advisory fees and expense limitations, please see the underlying funds' prospectuses and statements of additional information.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS


   Janus Capital has entered into Sub-Advisory Agreements on behalf of the underlying INTECH Risk-Managed Stock Fund, Janus Adviser INTECH Risk-Managed Growth Fund, and Janus Adviser INTECH Risk-Managed Value Fund with Enhanced Investment Technologies, LLC ("INTECH"). Janus Capital and not the underlying funds pay INTECH a subadvisory fee for their services provided to the underlying funds. Janus Capital on behalf of the underlying Janus Mid Cap Value Fund, has entered into a Sub-Advisory Agreement with Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Janus Capital and Janus Mid Cap Value Fund each pay a fee to Perkins for services provided to the underlying fund.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Janus Capital accounts and Perkins accounts will participate in an IPO if the investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the investment personnel intend to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all accounts participating in that IPO will receive IPO shares and any immediate aftermarket shares purchased at a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Portfolios and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolios and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolios, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolios for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Portfolios, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Portfolio's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Portfolio's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-3713; (ii) on the Portfolios' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Portfolio's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).


   The Portfolios own shares in underlying funds. If an underlying fund has a shareholder meeting, the Portfolios normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios and of the underlying funds, except the underlying Janus Money Market Fund. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the custodian for the underlying Janus Money Market Fund. The custodian holds the underlying funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of the underlying fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' and the underlying funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Portfolios.

   For transfer agency and other services, Janus Services receives a fee at an annual rate of 0.05% of net assets. Janus Services also receives $4 per open shareholder account in each Portfolio. In addition, the Portfolios pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for the use of DST's shareholder accounting system. The Portfolios also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Portfolio shareholder transaction confirmations.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Portfolios and the underlying funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Portfolios in connection with the sale of their shares in all states in which such shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Portfolio's shares and accepts orders at NAV. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   The Portfolios will purchase and sell the principal portion of their Portfolio securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Portfolios are not expected to incur brokerage commissions.

   Except for the underlying subadvised funds, Janus Capital places all portfolio transactions of the underlying funds and has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed in the underlying funds' statements of additional information) provided that Janus Capital may occasionally pay higher commissions for research services. For more information regarding the brokerage commissions paid, please see the underlying funds' prospectuses and statements of additional information.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).



   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Portfolios' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this SAI, collectively, the three registered investment companies consist of 69 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 62                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business (2001-
                                                        2002) of Thunderbird (American
                                                        Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------


* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency) (2001-                      Natural History
                                                        2005); and President of Leo                      (Chicago, IL),
                                                        Burnett (USA) (advertising                       Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994- 2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
----------------------------------------------------------------------------------------------------------------
                                                   TERM OF
 NAME, AGE AS OF                                   OFFICE* AND
 DECEMBER 31, 2005,     POSITIONS HELD WITH        LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS            PORTFOLIOS                 TIME SERVED    YEARS
----------------------------------------------------------------------------------------------------------------
 Daniel Scherman        Executive Vice Presi-      12/05-Present  Vice President and Director of Risk Management
 151 Detroit Street     dent and Portfolio                        and Performance for Janus Capital. Formerly,
 Denver, CO 80206       Manager Janus Smart                       Senior Quantitative Analyst and Portfolio
 Age 44                 Portfolio-Growth, Janus                   Manager (2001- 2005), and Global Fixed Income
                        Smart Portfolio-                          Portfolio Manager and Currency Specialist
                        Moderate, Janus Smart                     (1992-2001) for MFS Investment Management.
                        Portfolio-Conservative
----------------------------------------------------------------------------------------------------------------
 Stephanie              Chief Legal Counsel and    1/06-Present   Associate Counsel of Janus Capital. Formerly,
 Grauerholz-Lofton      Secretary                                 Associate of Vedder, Price, Kaufman &
 151 Detroit Street                                               Kammholz, P.C. (1999-2003).
 Denver, CO 80206
 Age 35
----------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes    President and Chief        1/06-Present   Senior Vice President and General Counsel of
 151 Detroit Street     Executive Officer                         Janus Capital and Janus Services LLC; and
 Denver, CO 80206                                                 Senior Vice President and Assistant General
 Age 40                                                           Counsel of Janus Distributors LLC. Formerly,
                                                                  Vice President (1999- 2005) of Janus
                                                                  Distributors LLC; Vice President (2000-2004)
                                                                  and Assistant General Counsel (2002-2004) of
                                                                  Janus Services LLC; and Vice President and
                                                                  Assistant General Counsel (1999-2004) of Janus
                                                                  Capital.
----------------------------------------------------------------------------------------------------------------
 David R. Kowalski      Vice President and Chief   6/02-Present   Senior Vice President and Chief Compliance
 151 Detroit Street     Compliance Officer                        Officer of Janus Capital, Janus Distributors
 Denver, CO 80206                                                 LLC, and Janus Services LLC; Chief Compliance
 Age 48                                                           Officer of Bay Isle Financial LLC; and Vice
                                                                  President of Enhanced Investment Technologies,
                                                                  LLC. Formerly, Chief Compliance Officer of
                                                                  Enhanced Investment Technologies, LLC
                                                                  (2003-2005); Vice President of Janus Capital
                                                                  (2000-2005), Janus Distributors LLC
                                                                  (2000-2001), and Janus Services LLC
                                                                  (2004-2005); and Assistant Vice President of
                                                                  Janus Services LLC (2000-2004).
----------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
----------------------------------------------------------------------------------------------------------------
                                                   TERM OF
 NAME, AGE AS OF                                   OFFICE* AND
 DECEMBER 31, 2005,     POSITIONS HELD WITH        LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS            PORTFOLIOS                 TIME SERVED    YEARS
----------------------------------------------------------------------------------------------------------------
 Jesper Nergaard        Chief Financial Officer    3/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street                                               Director of Financial Reporting for
 Denver, CO 80206       Vice President, Trea-      2/05-Present   OppenheimerFunds, Inc. (2004-2005); Site
 Age 43                 surer, and Principal                      Manager and First Vice President of Mellon
                        Accounting Officer                        Global Securities Services (2003); and
                                                                  Director of Fund Accounting, Project
                                                                  Development, and Training of INVESCO Funds
                                                                  Group (1994-2003).
----------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Portfolio's objective(s), policies, and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table.



--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR(1)
--------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting         John W. McCarter, Jr.   4
 COMMITTEE    process, the system of internal         (Chairman)
              controls over financial reporting,      Dennis B. Mullen
              disclosure controls and procedures,     William D. Stewart
              Form N-CSR filings, and the audit
              process. The Committee's review of the
              audit process includes, among other
              things, the appointment, compensation,
              and oversight of the auditors and
              pre-approval of all audit and nonaudit
              services.
--------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommendations       James T. Rothe          5
 COMMITTEE    regarding matters related to the        (Chairman)
              Trust's use of brokerage commissions    William F. McCalpin
              and placement of portfolio              Dennis B. Mullen
              transactions.
--------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment activities of   Dennis B. Mullen        6
 OVERSIGHT    the Trust's non-money market funds.     (Chairman)
 COMMITTEE                                            Jerome S. Contro(2)
                                                      William F. McCalpin
                                                      John W. McCarter, Jr.
                                                      James T. Rothe
                                                      William D. Stewart
                                                      Martin H. Waldinger
                                                      Linda S. Wolf(2)
--------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with various        William F. McCalpin     4
 REGULATORY   procedures adopted by the Trust,        (Chairman)
 COMMITTEE    reviews registration statements on      William D. Stewart
              Form N-1A, oversees the implementation  Martin H. Waldinger and administration of the Trust's
              Proxy Voting Guidelines.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR(1)
--------------------------------------------------------------------------------------------
 MONEY        Reviews various matters related to the  Martin H. Waldinger     4
 MARKET       operations of the Janus Money Market    (Chairman)
 COMMITTEE    Funds, including compliance with their  William F. McCalpin
              Money Market Fund Procedures.           James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends individuals   Dennis B. Mullen        5
 AND          for election as Trustee, consults with  (Chairman)
 GOVERNANCE   Management in planning Trustee          John W. McCarter, Jr.
 COMMITTEE    meetings, and oversees the              William D. Stewart
              administration of, and ensures
              compliance with, the Trust's
              Governance Procedures and Guidelines.
--------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of securities   William D. Stewart      15
 COMMITTEE    for which market quotations are not     (Chairman)
              readily available or are deemed not to  James T. Rothe
              be reliable, pursuant to procedures     Martin H. Waldinger
              adopted by the Trustees.
--------------------------------------------------------------------------------------------

(1) The Portfolios commenced operations on December 30, 2005.

(2) Mr. Contro and Ms. Wolf became members of the Investment Oversight Committee on November 22, 2005, when they were elected Trustees of the Trust.

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees (which, effective January 1, 2006, shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds), to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Portfolios that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2005. Since the Portfolios described in this SAI did not commence operations until December 30, 2005, none of the Trustees owned shares of the Portfolios as of December 30, 2005.




-----------------------------------------------------------------------------------------------------------------
                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY SECURITIES IN ALL
                                                                                        REGISTERED INVESTMENT
                                                                                        COMPANIES OVERSEEN BY
 NAME OF TRUSTEE            DOLLAR RANGE OF EQUITY SECURITIES IN THE PORTFOLIOS         TRUSTEE IN JANUS FUNDS
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN           None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 JEROME S. CONTRO           None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN        None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.      None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE             None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART         None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER        None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 LINDA S. WOLF              None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY           None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolios, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). Given that the deferred compensation plan was effective January 1, 2006 (after the periods indicated in the table below), any deferred amounts are not included in the table.



                                                   Aggregate Compensation        Total Compensation
                                                   from the Portfolios for    from the Janus Funds for
                                                      fiscal year ended         calendar year ended
Name of Person, Position                             October 31, 2005(1)      December 31, 2005(2)(3)
-------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                         N/A                    $441,130(4)
Jerome S. Contro, Trustee(5)                                   N/A                    $ 71,444
William F. McCalpin, Trustee                                   N/A                    $265,000
John W. McCarter, Jr., Trustee                                 N/A                    $267,167
James T. Rothe, Trustee                                        N/A                    $303,500
William D. Stewart, Trustee                                    N/A                    $272,000
Martin H. Waldinger, Trustee                                   N/A                    $262,000
Linda S. Wolf, Trustee(5)                                      N/A                    $146,444


(1) Since the Portfolios had not commenced operations as of October 31, 2005 no fees were paid during this fiscal year. The aggregate compensation paid by the Portfolios is estimated for their first full fiscal year, November 1, 2006 through October 31, 2007, as follows: Dennis B. Mullen $914 (includes additional compensation paid for service as Independent Chairman of the Board of Trustees); Jerome S. Contro $634; William F. McCalpin $660; John W. McCarter Jr. $685; James T. Rothe $660; William D. Stewart $660; Martin H. Waldinger $660; and Linda S. Wolf $634.

(2) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 92 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios. For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 71 portfolios.


(3) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $36,000; William F. McCalpin $21,000; John W. McCarter, Jr. $27,000; James T. Rothe $27,000; William D. Stewart $27,000; and Martin H. Waldinger $18,000.


(4) Total compensation received from the Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended October 31, 2005, Ms. Wolf received aggregate compensation of $41,910 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended October 31, 2005.

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio manager as of October 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                     Other Registered   Other Pooled
                                                        Investment       Investment
                                                        Companies         Vehicles      Other Accounts
-------------------------------------------------------------------------------------------------------
Daniel Scherman   Number of Other Accounts Managed         None             None             None
                  Assets in Other Accounts Managed         None             None             None

   MATERIAL CONFLICTS

   As shown in the table above, the Portfolios' portfolio manager may manage other accounts with investment strategies similar to the Portfolios, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if the portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. In addition, the Portfolios' portfolio manager, who also serves the role of Director of Risk Management and Performance of Janus Capital, has regular and continuous access to the holdings of the underlying funds as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is subject to the provisions of the Portfolios' Personal Trading Code of Ethics. Trade allocations and personal trading rules are described in further detail under "Additional Information About Janus Capital."

   COMPENSATION

   The following describes the structure and method of calculating the portfolio manager's compensation as of October 31, 2005.

   The portfolio manager is compensated for his role at Janus Capital as Director of Risk Management and Performance and for his management of the Portfolios and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary. Fixed compensation is based on the portfolio manager's experience and is designed to be industry competitive.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock and stock options. The portfolio manager will receive a minimum guaranteed bonus for 2005, with up to thirty percent (30%) of this guaranteed bonus paid in the form of long-term incentive awards. The portfolio manager's bonus is based on JCGI meeting performance goals and strategic objectives, with an adjustment made based on individual performance. Such goals and objectives include operating margin, asset flows in Janus funds, product line and distribution expansion, brand reinforcement, and specific employee goals. Although certain of the factors are quantitative in nature, the overall assessment of the factors is based on management's judgment.

OWNERSHIP OF SECURITIES

   Since the Portfolios described in this SAI did not commence operations until December 30, 2005, the portfolio manager did not own shares of the Portfolios as of the date of this SAI. The portfolio manager may, however, own shares of certain other Janus mutual funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Although Janus Twenty Fund and Janus Venture Fund are closed, certain investors may continue to invest in these underlying funds and/or open new underlying fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria. You may be required to demonstrate your eligibility to purchase shares of an underlying fund before your investment is accepted. Shares of the underlying funds are sold at the NAV per share as determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received in good order by an underlying fund. The "Shareholder's Manual" or "Shareholder's Guide" section of the underlying funds' prospectuses contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

   As stated in the Portfolios' Prospectuses, the net asset value ("NAV") of the shares of each Portfolio is determined once each day the NYSE is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The assets of the Portfolios consist primarily of shares of the underlying funds, which are valued at their respective NAVs. The per share NAV of each underlying fund is determined by dividing the total value of an underlying fund's securities and other assets, less liabilities, attributable to the underlying fund, by the total number of shares outstanding. In the case of underlying funds with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the underlying funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the underlying funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each underlying fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.

   Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The underlying funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.


   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   If investors do not elect online at www.janus.com, in writing, or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on a Portfolio's shares are reinvested automatically in additional shares of that Portfolio at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually sent to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made online at www.janus.com or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Portfolio receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at www.janus.com, in writing, or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Procedures for redeeming shares are set forth in the "Shareholder's Manual" or "Shareholder's Guide" section of the Portfolios' Prospectuses. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


   The right to require the Portfolios to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

   Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Portfolios' Prospectuses and at www.janus.com. Applications for specific types of accounts may be obtained by visiting www.janus.com, calling a Janus representative, or writing to the Portfolios at P.O. Box 173375, Denver, Colorado 80217-3375.

ONLINE AND TELEPHONE TRANSACTIONS


   As stated in the Prospectuses, shareholders may initiate a number of transactions at www.janus.com and by telephone. The Portfolios, their transfer agent, and their distributor disclaim responsibility for the authenticity of instructions received at www.janus.com and by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated online and by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon online and telephone instructions, providing written confirmation of online and telephone transactions, and tape recording telephone conversations. Your account information should be kept private, and you should immediately review any account statements that you receive from Janus Capital. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus Capital immediately about any transactions you believe to be unauthorized.


SYSTEMATIC REDEMPTIONS

   As stated in the "Shareholder's Manual" or "Shareholder's Guide" section of the Portfolios' Prospectuses, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Portfolio's holdings, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

   Information about requirements to establish a systematic redemption option may be obtained by visiting www.janus.com, calling a Janus representative, or writing the Portfolios.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

   The Portfolios offer several different types of tax-deferred accounts that an investor may establish to invest in Portfolio shares, depending on rules prescribed by the Internal Revenue Code. Traditional and Roth Individual Retirement Accounts ("IRAs") may be used by most individuals who have taxable compensation. Simplified Employee Pensions ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships, and small business owners (including sole proprietors), for the benefit of business owners and their employees. In addition, the Portfolios offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

   Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans, and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.

   Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

   Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

   To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, Section 403(b)(7) Plans, and Coverdell Education Savings Accounts along with the necessary materials to establish an account, please visit www.janus.com, call a Janus representative, or write to the Portfolios at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, Section 403(b)(7) Plan, or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS,
AND TAX STATUS
--------------------------------------------------------------------------------


   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolios. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolios.


   It is a policy of the Portfolios to make distributions of substantially all of their investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended October 31, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well.

   The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Portfolios could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   A Portfolio will invest its assets in shares of the underlying funds, cash, and money market instruments. Accordingly, a Portfolio's income will consist of distributions from the underlying funds, net gains realized from the disposition of underlying fund shares, and interest. If an underlying fund qualifies for treatment as a regulated investment company under the Internal Revenue Code - each has done so for its past taxable years and intends to continue to do so for its current and future taxable years - (i) dividends paid to a Portfolio from such underlying fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to a Portfolio as ordinary income; (ii) dividends paid to a Portfolio that an underlying fund designates as capital gain dividends (as discussed below) will be taxable to a Portfolio as long-term capital gains; (iii) dividends paid to a Portfolio that an underlying fund designates as qualifying dividends from domestic corporations (as discussed below) will be treated as dividends eligible for the dividends received deduction; and (iv) dividends paid to a Portfolio that an underlying fund designates as qualified dividend income (as discussed below) will be treated by the Portfolio as qualifying dividends taxable at a maximum rate of 15% to individuals and other noncorporate taxpayers. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of a Portfolio's holdings or otherwise), all or a part of the loss will not be deductible by a Portfolio and instead will increase its basis for the newly purchased shares.

   Although an underlying fund will be eligible to elect to "pass-through" to its shareholders (including a Portfolio) the benefit of the foreign tax credit if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, a Portfolio will not qualify to pass that benefit through to its shareholders because of its inability to satisfy the asset test. Accordingly, a Portfolio will deduct the amount of any foreign taxes passed through by an underlying fund in determining its investment in company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of January 31, 2006, the officers and Trustees as a group owned less than 1% of the outstanding shares of the Portfolios.



   As of January 31, 2006, the following shareholder owned 5% or more of the Shares of Janus Smart Portfolio - Conservative:



                                                                                   Percentage
Shareholder                                           Address                      Ownership
---------------------------------------------------------------------------------------------
State Street Bank                                     P.O. Box 224                  7.4%
                                                      Cumberland, KY 40623-0024



   To the knowledge of the Portfolios, no other shareholder owned 5% or more of the outstanding shares of any Portfolio included in this SAI as of January 31, 2006.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 32 separate series, two of which currently offer two classes of shares and three of which currently offer three classes of shares. Additional series and/or classes may be created from time to time.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Portfolios, the Portfolios must cease to use the name "Janus" as soon as reasonably practicable.

   Under Massachusetts law, shareholders of the Portfolios could, under certain circumstances, be held liable for the obligations of their Portfolio. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolios and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Portfolios or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Portfolios for all losses and expenses of any Portfolio shareholder held liable for the obligations of their Portfolio. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Portfolios is limited to circumstances in which their Portfolio would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Portfolios to avoid, to the extent possible, liability of shareholders for liabilities of their Portfolio.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. All shares of a Portfolio participate equally in dividends and other distributions by the shares of the same class of that Portfolio, and in residual assets of that class of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion, or subscription rights. Shares of each Portfolio may be transferred by endorsement or stock power as is customary, but a Portfolio is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS
   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the Shares then outstanding. The Portfolios will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.


   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.


VOTING RIGHTS

   As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Portfolio that you own. Generally, all Portfolios and classes vote together as a single group, except where a separate vote of one or more Portfolios or classes is required by law or where the interests of one or more Portfolios or classes are affected differently from other Portfolios. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

   The Trust may in the future seek to achieve a Portfolio's objective by investing all of that Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Portfolio. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolios, audits the Portfolios' annual financial statements and reviews their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   No financial statements are available for Janus Smart Portfolio-Growth, Janus Smart Portfolio-Moderate, and Janus Smart Portfolio-Conservative because the Portfolios did not commence operations until December 30, 2005.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

FITCH, INC.

    LONG-TERM BOND RATING     EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.
    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.
    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's Investors Service, Inc. ("Moody's") for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by Standard & Poor's Ratings Services ("S&P"). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

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

                                  (JANUS LOGO)
                                  www.janus.com

                                  PO Box 173375
                                  Denver, CO 80217-3375
                                  1-800-525-3713

                              JANUS INVESTMENT FUND

                           PART C - OTHER INFORMATION

ITEM 23. Exhibits

      Exhibit 1   (a)         Agreement and Declaration of Trust dated February
                              11, 1986, is incorporated herein by reference to
                              Exhibit 1(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (b) Certificate of Designation for Janus Growth and Income Fund is incorporated herein by reference to
                              Exhibit 1(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (c) Certificate of Designation for Janus Worldwide Fund is incorporated herein by reference to
                              Exhibit 1(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (d) Certificate of Designation for Janus Twenty Fund is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (e) Certificate of Designation for Janus Flexible Income Fund is incorporated herein by reference to
                              Exhibit 1(e) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (f) Certificate of Designation for Janus Intermediate Government Securities Fund filed as Exhibit 1(f) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.

                  (g) Certificate of Designation for Janus Venture Fund is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (h) Certificate of Designation for Janus Enterprise Fund is incorporated herein by reference to
                              Exhibit 1(h) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (i) Certificate of Designation for Janus Balanced Fund is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (j) Certificate of Designation for Janus Short-Term Bond Fund is incorporated herein by reference to
                              Exhibit 1(j) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (k) Certificate of Designation for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (l) Certificate of Designation for Janus Mercury Fund is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (m) Certificate of Designation for Janus Overseas Fund is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (n) Form of Amendment to the Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(n) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (o) Form of Certificate of Designation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (p) Form of Certificate of Designation for Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 68, filed on September 14, 1995 (File No. 2-34393).

                  (q) Certificate of Designation for Janus Equity Income Fund is incorporated herein by reference to
                              Exhibit 1(q) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

                  (r) Form of Certificate of Establishment and Designation for Janus Special Situations Fund filed as Exhibit 1(r) to Post-Effective Amendment No. 75, filed on September 11, 1996 (File No. 2-34393), has been withdrawn.

                  (s) Form of Amendment to Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(s) to Post-Effective Amendment No. 75, filed on September 11, 1996 (File No. 2-34393).

                  (t) Certificate of Establishment and Designation for Janus Global Life Sciences Fund filed as Exhibit 1(t) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

                  (u) Certificate of Establishment and Designation for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (v) Form of Certificate of Establishment and Designation for Janus Global Technology Fund is incorporated herein by referenced to Exhibit 1(v) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (w) Certificate of Establishment and Designation for Janus Strategic Value Fund is incorporated herein by reference to Exhibit 1(w) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

                  (x) Form of Certificate of Establishment and Designation for Janus Orion Fund is incorporated herein by reference to Exhibit 1(x) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

                  (y) Certificate of Establishment and Designation for Janus Fund 2 filed as Exhibit 1(y) to Post-Effective Amendment No. 95, filed on September 13, 2000 (File No. 2-34393), has been withdrawn.

                  (z) Certificate of Establishment and Designation for Janus Global Value Fund is incorporated herein by reference to Exhibit 1(z) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

                  (aa) Form of Instrument dated July 31, 2001 amending the Certificate of Designation for Janus Equity Income Fund is incorporated herein by reference to
                              Exhibit 1(aa) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

                  (bb) Amendment to Registrant's Agreement and Declaration of Trust, dated October 18, 2001, is incorporated herein by reference to Exhibit 1(bb) to Post-Effective Amendment No. 102, filed on December 21, 2001 (File No. 2-34393).

                  (cc) Amended and Restated Agreement and Declaration of Trust, dated January 31, 2002, is incorporated herein by reference to Exhibit 1(cc) to Post-Effective Amendment No. 103, filed on February 22, 2002 (File No. 2-34393).

                  (dd) Certificate of Establishment and Designation for Janus Institutional Cash Reserves Fund is incorporated herein by reference to Exhibit 1(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (ee) Certificate of Establishment and Designation for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 1(ee) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (ff) Form of Certificate of Establishment and Designation for Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 1(ff) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (gg) Certificate of Establishment and Designation for Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 1(gg) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (hh) Certificate of Re-Designation of Janus Strategic Value Fund is incorporated herein by reference to
                              Exhibit 1(hh) to Post-Effective Amendment No. 107, filed on February 28, 2003 (File No. 2-34393).

                  (ii) Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

                  (jj) Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (kk) Form of Certificate of Establishment and Designation for Janus Research Fund and Janus Explorer Fund is incorporated herein by reference to Exhibit 1(kk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ll) Certificate Redesignating Janus Explorer Fund is incorporated herein by reference to Exhibit 1(ll) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (mm) Certificate Redesignating Janus Flexible Income Fund is incorporated herein by reference to
                              Exhibit 1(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (nn) Form of Certificate of Establishment and Designation of Janus Smart Portfolios is incorporated herein by reference to Exhibit 1(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (oo) Form of Certificate Redesignating Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 1(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

      Exhibit 2   (a)         Restated Bylaws are incorporated herein by
                              reference to Exhibit 2(a) Post-Effective Amendment
                              No. 71, filed on December 20, 1995 (File No.
                              2-34393).

                  (b) First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 71, filed on December 20, 1995 (File No. 2-34393).

                  (c) Second Amendment to the Bylaws is incorporated herein by Reference to Exhibit 2(c) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (d) Third Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(d) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (e) Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (f) First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (g) Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to
                              Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

      Exhibit 3   (a)         Specimen Stock Certificate for Janus Fund(1) is
                              incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 79, filed on
                              December 18, 1996 (File No. 2-34393).

                  (b) Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to
                              Exhibit 4(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (c) Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to
                              Exhibit 4(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

----------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                  (d) Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to
                              Exhibit 4(d) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (e) Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (f) Specimen Stock Certificate for Janus Intermediate Government Securities Fund(1) filed as Exhibit 4(f) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.

                  (g) Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to
                              Exhibit 4(g) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (h) Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to
                              Exhibit 4(h) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (i) Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (j) Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to
                              Exhibit 4(j) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (k) Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (l) Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

----------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                  (m) Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (n) Revised Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (o) Revised Specimen Stock Certificate for Janus Equity Income Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (p) Revised Specimen Stock Certificate for Janus Special Situations Fund filed as Exhibit 4(p) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.

                  (q) Specimen Stock Certificate for Janus Global Life Sciences Fund filed as Exhibit 4(q) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

                  (r) Form of Specimen Stock Certificate for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 3(r) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (s) Form of Specimen Stock Certificate for Janus Global Technology Fund is incorporated herein by reference to Exhibit 3(s) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

      Exhibit 4   (a)         Investment Advisory Agreement for Janus Fund dated
                              July 1, 1997, is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No.
                              83, filed on December 15, 1997 (File No. 2-34393).

                  (b) Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (c) Investment Advisory Agreements for Janus Twenty Fund and Janus Venture Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (d) Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (e) Investment Advisory Agreements for Janus Enterprise Fund, Janus Balanced Fund, and Janus Short-Term Bond Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (f) Investment Advisory Agreements for Janus Federal Tax-Exempt Fund and Janus Mercury Fund dated July 1, 1997, are incorporated herein by reference to
                              Exhibit 5(f) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (g) Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (h) Investment Advisory Agreements for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated July 1, 1997, are incorporated herein by reference to
                              Exhibit 5(h) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (i) Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (j) Investment Advisory Agreement for Janus Olympus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (k) Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (l) Investment Advisory Agreement for Janus Special Situations Fund dated July 1, 1997, filed as
                              Exhibit 5(l) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393), has been withdrawn.

                  (m) Investment Advisory Agreement for Janus Global Life Sciences Fund filed as Exhibit 5(m) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

                  (n) Form of Investment Advisory Agreement for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (o) Form of Investment Advisory Agreement for Janus Global Technology Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (p) Investment Advisory Agreement for Janus Strategic Value Fund is incorporated herein by reference to
                              Exhibit 4(p) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

                  (q) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to
                              Exhibit 4(q) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (r) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (s) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Twenty Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (t) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (u) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Balanced Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (v) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (w) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (x) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Life Sciences Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (y) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Technology Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (z) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Mercury Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (aa) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Olympus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(aa) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (bb) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Special Situations Fund dated July 1, 1997, filed as Exhibit 4(bb) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393), has been withdrawn.

                  (cc) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Strategic Value Fund dated September 14, 1999, is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (dd) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Venture Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(dd) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (ee) Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(ee) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

                  (ff) Form of Investment Advisory Agreement for Janus Orion Fund is incorporated herein by reference to
                              Exhibit 4(ff) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

                  (gg) Form of Investment Advisory Agreement for Janus Fund 2 filed as Exhibit 4(gg) to Post-Effective Amendment No. 95, filed on September 13, 2000 (File No. 2-34393), has been withdrawn.

                  (hh) Form of Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(hh) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

                  (ii) Form of Amendment dated July 31, 2001 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, as amended January 31, 2000, is incorporated herein by reference to
                              Exhibit 4(ii) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

                  (jj) Form of Investment Advisory Agreement for Janus Institutional Cash Reserves Fund is incorporated herein by reference to Exhibit 4(jj) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (kk) Form of Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(kk) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (ll) Form of Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ll) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (mm) Form of Investment Advisory Agreement for Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 4(mm) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (nn) Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(nn) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (oo) Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(oo) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (pp) Form of Investment Advisory Agreement for Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (qq) Form of Sub-Advisory Agreement for Mid Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (rr) Form of Sub-Advisory Agreement for Mid Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (ss) Amendment to Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (tt) Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(tt) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (uu) Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (vv) Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ww) Investment Advisory Agreement for Janus Federal Tax-Exempt Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ww) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (xx) Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (yy) Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (zz) Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (aaa) Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (bbb) Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ccc) Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004 is filed incorporated herein by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ddd) Investment Advisory Agreement for Janus Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ddd) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (eee) Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (fff) Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(fff) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ggg) Investment Advisory Agreement for Janus Olympus Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ggg) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (hhh) Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(hhh) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (iii) Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(iii) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (jjj) Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (kkk) Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (lll) Investment Advisory Agreement for Janus Small Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (mmm) Investment Advisory Agreement for Janus Special Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (nnn) Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ooo) Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ppp) Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (qqq) Amendment to Investment Advisory Agreement for Janus Special Equity Fund dated September 30, 2004 is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (rrr) Investment Advisory Agreement for Janus Explorer Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (sss) Investment Advisory Agreement for Janus Research Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ttt) Amendment to Investment Advisory Agreement for Janus Explorer Fund is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (uuu) Amendment to Investment Advisory Agreement for Janus Flexible Income Fund dated February 28, 2005 is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (vvv) Form of Investment Advisory Agreement for Janus Smart Portfolio - Growth is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (www) Form of Investment Advisory Agreement for Janus Smart Portfolio - Moderate is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (xxx) Form of Investment Advisory Agreement for Janus Smart Portfolio - Conservative is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (yyy) Investment Advisory Agreement for Janus Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(yyy) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (zzz) Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(zzz) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (aaaa) Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(aaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (bbbb) Investment Advisory Agreement for Janus Olympus Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(bbbb) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (cccc) Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (dddd) Investment Advisory Agreement for Janus Triton Fund dated December 2, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(dddd) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (eeee) Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(eeee) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (ffff) Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(ffff) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (gggg) Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (hhhh) Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (iiii) Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(iiii) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (jjjj) Investment Advisory Agreement for Janus Contrarian Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(jjjj) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (kkkk) Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (llll) Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (mmmm) Investment Advisory Agreement for Janus Research Fund dated December 2, 2004, as amended January 1, 2006, is incorporated herein by reference to
                              Exhibit 4(mmmm) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (nnnn) Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (oooo) Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(oooo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (pppp) Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (qqqq) Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(qqqq) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (rrrr) Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(rrrr) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (ssss) Investment Advisory Agreement for Janus Flexible Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(ssss) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (tttt) Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(tttt) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (uuuu) Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
                              Exhibit 4(uuuu) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (vvvv) Investment Advisory Agreement for Janus Federal Tax-Exempt Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(vvvv) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (wwww) Investment Advisory Agreement for Janus Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(wwww) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (xxxx) Investment Advisory Agreement for Janus Government Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (yyyy) Investment Advisory Agreement for Janus Tax-Exempt Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(yyyy) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (zzzz) Investment Advisory Agreement for Janus Institutional Cash Reserves Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(zzzz) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (aaaaa) Sub-Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to
                              Exhibit 4(aaaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (bbbbb) Form of Amendment to Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(bbbbb) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

                  (ccccc) Form of Amendment to Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

      Exhibit 5   (a)         Distribution Agreement between Janus Investment
                              Fund and Janus Distributors, Inc., dated
                              July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

                  (b) Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to
                              Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

      Exhibit 6               Not Applicable.

      Exhibit 7   (a)         Custodian Contract between Janus Investment Fund
                              and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 79, filed on
                              December 18, 1996 (File No. 2-34393).

                  (b) Amendment dated April 25, 1990, of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (c) Letter Agreement dated February 1, 1991, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (d) Custodian Contract between Janus Investment Fund and Investors Fiduciary Trust Company filed as
                              Exhibit 8(d) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.

                  (e) Letter Agreement dated October 9, 1992, regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (f) Letter Agreement dated April 28, 1993, regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (g) Letter Agreement dated April 4, 1994, regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (h) Form of Custody Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and United Missouri Bank, N.A. filed as Exhibit 8(h) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393), has been withdrawn.

                  (i) Letter Agreement dated December 12, 1995, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

                  (j) Amendment dated October 11, 1995, of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 71, filed on December 20, 1995 (File No. 2-34393).

                  (k) Form of Amendment dated September 10, 1996, of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 75, filed on September 11, 1996 (File No. 2-34393).

                  (l) Letter Agreement dated September 10, 1996, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(l) to Post-Effective Amendment No. 75, filed on September 11, 1996 (File No. 2-34393).

                  (m) Form of Subcustodian Contract between United Missouri Bank, N.A., and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 75, filed on September 11, 1996 (File No. 2-34393).

                  (n) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393).

                  (o) Form of Letter Agreement dated September 14, 1998, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 7(o) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (p) Letter Agreement dated September 14, 1999, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 7(p) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

                  (q) Global Custody Services Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. dated March 15, 1999 is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

                  (r) Form of Letter Agreement dated April 3, 2000, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 7(r) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

                  (s) Form of Letter Agreement dated September 26, 2000, regarding State Street Custodian Contract filed as
                              Exhibit 7(s) to Post-Effective Amendment No. 95, filed on September 13, 2000 (File No. 2-34393), has been withdrawn.

                  (t) Amendment to State Street Bank and Trust Company Custodian Contract dated April 10, 2000 is incorporated herein by reference to Exhibit 7(t) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (u) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to
                              Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (v) Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to
                              Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (w) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (x) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (y) Form of Letter Agreement dated June 29, 2001, regarding State Street Bank and Trust Custodian Contract is incorporated herein by reference to
                              Exhibit 7(y) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

                  (z) Form of Letter Agreement dated July 31, 2001 regarding State Street Bank and Trust Custodian Contract is incorporated herein by reference to
                              Exhibit 7(z) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

                  (aa) Amendment to State Street Bank and Trust Company Custodian Contract dated June 15, 2001 is incorporated herein by reference to Exhibit 7(aa) to Post-Effective Amendment No. 100, filed on July 31, 2001 (File No. 2-34393).

                  (bb) Amendment to State Street Bank and Trust Company Custodian Contract dated June 21, 1988 is incorporated herein by reference to Exhibit 7(bb) to Post-Effective Amendment No. 103, filed on February 22, 2002 (File No. 2-34393).

                  (cc)        Form of Letter Agreement regarding Citibank, N.A.
                              Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (dd) Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to
                              Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (ee) Form of Letter Agreement dated February 28, 2003, regarding State Street Bank and Trust Company Custodian Contract is incorporated herein by reference as Exhibit 7(ee) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (ff) Form of Letter Agreement dated March 21, 2003, regarding State Street Bank and Trust Company Custodian Contract is incorporated herein by reference to Exhibit 7(ff) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (gg) Form of Letter Agreement dated December 5, 2003, with regard to Janus Global Opportunities Fund, with State Street Bank and Trust Company, is incorporated herein by reference to Exhibit 7(gg) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (hh) Form of Letter Agreement dated February 25, 2005, regarding State Street Bank and Trust Company Custodian Contract is incorporated herein by reference to Exhibit 7(hh) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ii) Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to
                              Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (jj) Amendment to Global Custodial Services Agreement dated January 14, 2005, between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. is incorporated herein by reference to Exhibit 7(jj) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (kk) Form of Letter Agreement in regards to Janus Explorer Fund, with State Street Bank and Trust Company is incorporated herein by reference to
                              Exhibit 7(kk) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (ll) Letter Agreement in regards to Janus Flexible Income Fund, with State Street Bank and Trust Company is incorporated herein by reference to
                              Exhibit 7(ll) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (mm) Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (nn) Form of Letter Agreement in regards to Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate and Janus Smart Portfolio - Conservative, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (oo) Form of Letter Agreement with State Street Bank and Trust Company regarding Janus Risk-Managed Stock Fund is incorporated herein by reference to
                              Exhibit 7(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

      Exhibit 8   (a)         Transfer Agency Agreement with Investors Fiduciary
                              Trust Company filed as Exhibit 9(a) to
                              Post-Effective Amendment No. 79, filed on
                              December 18, 1996 (File No. 2-34393), has been withdrawn.

                  (b) Subagency Agreement between Janus Service Corporation and Investors Fiduciary Trust Company filed as Exhibit 9(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.

                  (c) Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (d) Transfer Agency Agreement dated December 9, 1994, with Janus Service Corporation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund filed as
                              Exhibit 9(d) to Post-Effective Amendment No. 64, filed on February 8, 1995 (File No. 2-34393), has been withdrawn.

                  (e) Transfer Agency Agreement dated September 27, 1995, with Janus Service Corporation for Janus Money Market Fund, Janus Government Money Market Fund, Janus Tax-Exempt Money Market Fund, Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 70, filed on November 28, 1995 (File No. 2-34393).

                  (f) Letter Agreement dated December 21, 1995, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

                  (g) Letter Agreement dated May 21, 1996, regarding Janus Service Corporation Transfer Agency Agreement is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 73, filed on May 28, 1996 (File No. 2-34393).

                  (h) Form of Amended Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 77, filed on November 21, 1996 (File No. 2-34393).

                  (i) Letter Agreement dated September 10, 1996, regarding Janus Service Corporation Transfer Agency Agreement filed as Exhibit 9(i) to Post-Effective Amendment No. 76, filed on September 23, 1996 (File No. 2-34393), has been withdrawn.

                  (j) Letter Agreement dated September 9, 1997, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393).

                  (k) Form of Letter Agreement dated September 14, 1998, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (l) Letter Agreement dated September 14, 1999, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(l) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

                  (m) Form of Letter Agreement dated April 3, 2000, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

                  (n) Form of Letter Agreement dated September 26, 2000, regarding Janus Service Corporation Transfer Agency Agreement filed as Exhibit 8(n) to Post-Effective Amendment No. 95, filed on September 13, 2000 (File No. 2-34393), has been withdrawn.

                  (o) Form of Letter Agreement dated September 26, 2000, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

                  (p) Letter Agreement dated March 13, 2001, regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to
                              Exhibit 8(p) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

                  (q) Form of Letter Agreement dated July 1, 2001 regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(q) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

                  (r) Form of Letter Agreement dated July 31, 2001 regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(r) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

                  (s) Form of Letter Agreement regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(s) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (t) Form of Administration Agreement with Janus Capital Corporation for Janus Institutional Cash Reserves Fund is incorporated herein by reference to Exhibit 8(t) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (u) Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (v) Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (w) Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(w) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (x) Form of Agreement and Plan of Reorganization by and among Janus Investment Fund and Berger Omni Investment Trust is incorporated herein by reference to Exhibit 8(x) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (y) Form of Agreement and Plan of Reorganization by and among Janus Investment Fund and Berger Investment Portfolio Trust is incorporated herein by reference to Exhibit 8(y) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (z) Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 8(z) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (aa) Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 8(aa) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

                  (bb) Letter Agreement dated September 17, 2003 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement and Janus Overseas Fund is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (cc) Expense Limitation Agreement between Janus Capital Management LLC and Janus Federal Tax-Exempt Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(cc) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (dd) Expense Limitation Agreement between Janus Capital Management LLC and Janus Flexible Income Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(dd) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (ee) Expense Limitation Agreement between Janus Capital Management LLC and Janus Government Money Market Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(ee) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (ff) Expense Limitation Agreement between Janus Capital Management LLC and Janus High-Yield Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(ff) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (gg) Expense Limitation Agreement between Janus Capital Management LLC and Janus Institutional Cash Reserves Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(gg) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (hh) Expense Limitation Agreement between Janus Capital Management LLC and Janus Money Market Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(hh) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (ii) Expense Limitation Agreement between Janus Capital Management LLC and Janus Short-Term Bond Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(ii) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (jj) Expense Limitation Agreement between Janus Capital Management LLC and Janus Tax-Exempt Money Market Fund dated July 1, 2003 is incorporated herein by reference to Exhibit 8(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

                  (kk) Expense Limitation Agreement between Janus Capital Management LLC and Janus Institutional Cash Reserves Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(kk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ll) Expense Limitation Agreement between Janus Capital Management LLC and Janus Federal Tax-Exempt Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(ll) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (mm) Expense Limitation Agreement between Janus Capital Management LLC and Janus Flexible Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(mm) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (nn) Expense Limitation Agreement between Janus Capital Management LLC and Janus Government Money Market Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(nn) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (oo) Expense Limitation Agreement between Janus Capital Management LLC and Janus High-Yield Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(oo) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (pp) Expense Limitation Agreement between Janus Capital Management LLC and Janus Money Market Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(pp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (qq) Expense Limitation Agreement between Janus Capital Management LLC and Janus Short-Term Bond Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(qq) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (rr) Expense Limitation Agreement between Janus Capital Management LLC and Janus Tax-Exempt Money Market Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 8(rr) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (ss) Expense Limitation Agreement between Janus Capital Management LLC and Janus Explorer Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 8(ss) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (tt) Expense Limitation Agreement between Janus Capital Management LLC and Janus Research Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 8(tt) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (uu) Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (vv) Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Explorer Fund is incorporated herein by reference to Exhibit 8(vv) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (ww) Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ww) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

                  (xx) Letter Agreement dated February 9, 2005, regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (yy) Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Flexible Income Fund is incorporated herein by reference to Exhbit 8(yy) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (zz) Expense Limitation Agreement between Janus Capital Management LLC and Janus Federal Tax-Exempt Fund dated July 1, 2005 is incorporated herein by reference to Exhibit 8(zz) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (aaa) Expense Limitation Agreement between Janus Capital Management LLC and Janus Flexible Bond Fund dated July 1, 2005 is incorporated herein by reference to Exhibit 8(aaa) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (bbb) Expense Limitation Agreement between Janus Capital Management LLC and Janus High-Yield Fund dated July 1, 2005 is incorporated herein by reference to Exhibit 8(bbb) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (ccc) Expense Limitation Agreement between Janus Capital Management LLC and Janus Short-Term Bond Fund dated July 1, 2005 is incorporated herein by reference to Exhibit 8(ccc) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (ddd) Expense Limitation Agreement between Janus Capital Management LLC and Janus Research Fund dated July 1, 2005 is incorporated herein by reference to
                              Exhibit 8(ddd) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (eee) Expense Limitation Agreement between Janus Capital Management LLC and Janus Triton Fund dated July 1, 2005 is incorporated herein by reference to
                              Exhibit 8(eee) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (fff) Form of Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate and Janus Smart Portfolio - Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(fff) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (ggg) Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency is incorporated herein by reference to Exhibit 8(ggg) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

                  (hhh) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Smart Portfolio-Growth is incorporated herein by reference to Exhibit 8(hhh) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

                  (iii) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Smart Portfolio-Moderate is incorporated herein by reference to Exhibit 8(iii) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

                  (jjj) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Smart Portfolio-Conservative is incorporated herein by reference to Exhibit 8(jjj) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

                  (kkk) Form of Letter Agreement regarding Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

      Exhibit 9   (a)         Opinion and Consent of Messrs. Davis, Graham &
                              Stubbs with respect to shares of Janus Fund is incorporated herein by reference to
                              Exhibit 10(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (b) Opinion and Consent of Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

                  (c) Opinion and Consent of Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

                  (d) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to
                              Exhibit 10(d) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (e) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to
                              Exhibit 10(e) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (f) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to
                              Exhibit 10(f) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (g) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Intermediate Government Securities Fund filed as
                              Exhibit 10(g) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.

                  (h) Opinion and Consent of Counsel with respect to shares of Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to Exhibit 10(h) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (i) Opinion and Consent of Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to Exhibit 10(i) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (j) Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(j) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (k) Opinion and Consent of Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

                  (l) Opinion and Consent of Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to
                              Exhibit 10(l) to Post-Effective Amendment No. 68, filed on September 14, 1995 (File No. 2-34393).

                  (m) Opinion and Consent of Counsel with respect to shares of Janus Equity Income Fund is incorporated herein by reference to Exhibit 10(m) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

                  (n) Opinion and Consent of Counsel with respect to shares of Janus Special Situations Fund filed as
                              Exhibit 10(n) to Post-Effective Amendment No. 75, filed on September 11, 1996 (File No. 2-34393), has been withdrawn.

                  (o) Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(o) to Post-Effective Amendment No. 76, filed on September 23, 1996 (File No. 2-34393).

                  (p) Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund filed as
                              Exhibit 10(p) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

                  (q) Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund and Janus Global Technology Fund is incorporated herein by reference to Exhibit 9(q) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

                  (r) Opinion and Consent of Counsel with respect to shares of Janus Strategic Value Fund is incorporated herein by reference to Exhibit 9(r) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

                  (s) Opinion and Consent of Counsel with respect to shares of Janus Orion Fund is incorporated herein by reference to Exhibit 9(s) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

                  (t) Opinion and Consent of Counsel with respect to shares of Janus Fund 2 filed as Exhibit 9(t) to Post-Effective Amendment No. 95, filed on September 13, 2000 (File No. 2-34393), has been withdrawn.

                  (u) Opinion and Consent of Counsel with respect to Janus Global Value Fund is incorporated herein by reference to Exhibit 9(u) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

                  (v) Opinion and Consent of Counsel with respect to Janus Institutional Cash Reserves Fund is incorporated herein by reference to Exhibit 9(v) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

                  (w) Opinion and Consent of Counsel with respect to Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 9(w) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

                  (x) Opinion and Consent of Counsel with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund dated April 17, 2003, is incorporated herein by reference to Exhibit 9(x) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

                  (y) Opinion and Consent of Counsel with respect to Janus Explorer Fund and Janus Research Fund is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

                  (z) Opinion and Consent of Counsel with respect to Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate and Janus Smart Portfolio - Conservative is incorporated herein by reference to Exhibit 9(z) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

      Exhibit 10 Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

      Exhibit 11              Not Applicable.

      Exhibit 12              Not Applicable.

      Exhibit 13              Not Applicable.

      Exhibit 14  (a)         Form of plan for Janus Money Market Fund, Janus
                              Government Money Market Fund and Janus Tax-Exempt
                              Money Market Fund pursuant to Rule 18f-3 setting forth the separate arrangement and expense allocation of each class of such Funds filed as
                              Exhibit 18 to Post-Effective Amendment No. 66, filed on April 13, 1995 (File No. 2-34393), has been withdrawn.

                  (b) Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(b) to Post-Effective Amendment No. 69, filed on September 28, 1995 (File No. 2-34393).

                  (c) Amended and Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to
                              Exhibit 18(c) to Post-Effective Amendment No. 78, filed on December 16, 1996 (File No. 2-34393).

                  (d) Form of Amended and Restated Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated June 12, 2001 is incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

                  (e) Rule 18f-3 Plan for Janus Investment Fund with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 14(e) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

      Exhibit 15  (a)         Powers of Attorney dated as of January 1, 2006 are
                              incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 117, filed on
                              February 27, 2006 (File No. 2-34393).

      Exhibit 16  (a)         Janus Ethics Rules filed as Exhibit 15 to
                              Post-Effective Amendment No. 95, filed on
                              September 13, 2000 (File No. 2-34393), have been withdrawn.

                  (b) Amended Janus Ethics Rules filed as Exhibit 15(b) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393), have been withdrawn.

                  (c) Amended Janus Ethics Rules filed as Exhibit 15(c) to Post-Effective Amendment No. 100, filed on July 31, 2001 (File No. 2-34393), have been withdrawn.

                  (d) Amended Janus Ethics Rules filed as Exhibit 15(d) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393), have been withdrawn.

                  (e) Code of Ethics and Statement of Personal Trading Policies for Enhanced Investment Technologies, LLC filed as Exhibit 15(e) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393), have been withdrawn.

                  (f) Code of Ethics and Statement of Personal Trading Policies for Perkins, Wolf, McDonnell and Company filed as Exhibit 15(f) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393), have been withdrawn.

                  (g) Amended Janus Ethics Rules filed as Exhibit 15(g) to Post-Effective Amendment No 107, filed on February 28, 2003 (File No. 2-32393), have been withdrawn.

                  (h) Amended Janus Ethics Rules filed as Exhibit 15(h) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-32393), have been withdrawn.

                  (i) Amended Janus Ethics Rules filed as Exhibit 15(i) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393), have been withdrawn.

                  (j) Amended Janus Ethics Rules filed as Exhibit 15(j) to Post-Effective Amendment No. 111, filed on February 27, 2004 (File No. 2-34393), have been withdrawn.

                  (k) Amended Janus Ethics Rules filed as Exhibit 16(k) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393), have been withdrawn.

                  (l) Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC revised July 7, 2004 filed as Exhibit 16(l) to Post-Effective Amendment 113, filed on February 24, 2005 (File No. 2-34393), have been withdrawn.

                  (m) Amended Janus Ethics Rules filed as Exhibit 16(m) to Post-Effective Amendment 113, filed on February 24, 2005 (File No. 2-34393), have been withdrawn.

                  (n) Amended Janus Ethics Rules dated September 20, 2005 are filed as Exhibit 16(n) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393), have been withdrawn.

                  (o) Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC revised April 27, 2005 is incorporated herein by reference to Exhibit 16(o) to Post-Effective Amendment No. 115, filed on December 16, 2005 (File No. 2-34393).

                  (p) Amended Janus Ethics Rules dated December 6, 2005 are incorporated herein by reference to Exhibit 16(p) to Post-Effective Amendment No. 115, filed on December 16, 2005 (File No. 2-34393).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

            The Board of Trustees of Janus Investment Fund is the same as that of Janus Adviser Series and Janus Aspen Series. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the three Trusts are substantially identical. Nonetheless, Janus Investment Fund takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.

ITEM 25. Indemnification

      Article VI of Janus Investment Fund's Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and Advisory Board members.

ITEM 26. Business and Other Connections of Investment Adviser

      The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statement(s) of Additional Information included in this Registration Statement.

      The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

                        Adviser/Affiliated Entity Name             Position(s) with Adviser
Name                    and Principal Business Address             or Affiliated Entity
----                    ------------------------------             --------------------
Robin C. Beery          Janus Capital Group Inc.(1)                Chief Marketing Officer and Executive Vice President
                        Janus Capital Management LLC(1)            Chief Marketing Officer and Executive Vice President
                        The Janus Foundation(1)                    President and Director
                        Janus Services LLC(1)                      President

Gary D. Black           Janus Capital Group Inc.(1)                Chief Executive Officer, Chief Investment Officer, and Director
                        Janus Capital Management LLC(1)            Chief Executive Officer and Chief Investment Officer
                        Janus Management Holdings Corporation(1)   President and Director
                        Enhanced Investment Technologies, LLC(2)   Working Director
                        Bay Isle Financial LLC(1)                  President

                        Adviser/Affiliated Entity Name             Position(s) with Adviser
Name                    and Principal Business Address             or Affiliated Entity
----                    ------------------------------             --------------------
John H. Bluher          Janus Capital Group Inc.(1)                General Counsel, Chief Public Affairs Officer and Executive Vice
                                                                   President
                        Janus Capital Management LLC(1)            Chief Public Affairs Officer and Executive Vice President
                        Janus Management Holdings Corporation(1)   General Counsel, Chief Public Affairs Officer and Executive Vice
                                                                   President
                        Janus Services LLC(1)                      Executive Vice President
                        Capital Group Partners, Inc.(3)            Director
                        Enhanced Investment Technologies, LLC(2)   Vice President

Dominic C. Martellaro   Janus Capital Group Inc.(1)                Executive Vice President
                        Janus Capital Management LLC(1)            Executive Vice President
                        Janus Capital Trust Manager Ltd.(4)        Director
                        Janus Services LLC(1)                      Executive Vice President
                        Janus World Funds Plc(4)                   Director

David R. Martin         Janus Capital Group Inc.(1)                Chief Financial Officer and Executive Vice President
                        Janus Capital Management LLC(1)            Chief Financial Officer and Executive Vice President
                        Janus International Limted(5)              Chief Financial Officer and Executive Vice President
                        Janus Management Holdings Corporation(1)   Chief Financial Officer, Executive Vice President and Director
                        Janus Services LLC(1)                      Chief Financial Officer and Executive Vice President
                        Capital Group Partners, Inc.(3)            Chief Executive Officer and Director

                        Enhanced Investment Technologies, LLC(2)   Working Director

John Zimmerman          Janus Capital Group Inc.(1)                Executive Vice President
                        Janus Capital Management LLC(1)            Executive Vice President
                        Enhanced Investment Technologies, LLC(2)   Working Director

(1)   Principal address is 151 Detroit Street, Denver, Colorado 80206-4805.

(2) Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

(3)   Principal address is 525 Broadhollow Road, Melville, New York 11747.

(4) Principal address is Brooklawn House, Crampton Ave./Shelbourne Road, Ballsbridge, Dublin 4, Ireland.

(5) Principal address is CityPoint, 1, Ropemaker Street, 26th Floor, London EC2Y 9HT, England.

      The only business of Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.) and Perkins, Wolf, McDonnell and Company, LLC (fka Perkins, Wolf, McDonnell and Company) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:

                        Subadviser/Affiliated Entity Name                Position(s) with Subadviser
Name                    and Principal Business Address                   or Affiliated Entity
----                    ------------------------------                   --------------------
E. Robert Fernholz      Enhanced Investment Technologies, LLC(1)         Chief Investment Officer, Executive Vice President and
                                                                         Working Director

Robert A. Garvy         Enhanced Investment Technologies, LLC(1)         Chief Executive Officer, President and Working Director

David E. Hurley         Enhanced Investment Technologies, LLC(1)         Chief Operating Officer and Executive Vice President

Robert H. Perkins       Perkins, Wolf, McDonnell and Company, LLC(2)     Chief Investment Officer and President

Greg E. Wolf            Perkins, Wolf, McDonnell and Company, LLC(2)     Chief Operating Officer and Treasurer

(1) Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

(2)   Principal address is 311 S. Wacker Drive, Suite 6000, Chicago, Illinois
      60606.

ITEM 27. Principal Underwriters

      (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series and Janus Adviser Series.

      (b) The principal business address, positions with Janus Distributors and positions with Registrant of Kelley Abbott Howes and David R. Kowalski, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statement(s) of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

Name                   Position(s) with Janus Distributors LLC
----                   ---------------------------------------
Robin C. Beery         Executive Vice President
John H. Bluher         General Counsel, Chief Public Affairs Officer and Executive Vice President
Gregory A. Frost       Senior Vice President and Controller
Erich Gerth            Senior Vice President

Name                   Position(s) with Janus Distributors LLC
----                   ---------------------------------------
Karlene J. Lacy        Vice President
Douglas J. Laird       Vice President
Matthew R. Luoma       Vice President
John J. Mari           Vice President
Dominic Martellaro     President
David R. Martin        Chief Financial Officer and Executive Vice President
Russell P. Shipman     Senior Vice President
Robert A. Watson       Senior Vice President
James R. Yount         Senior Vice President
John Zimmerman         Executive Vice President

            Messrs. Bluher, Frost, Gerth, Laird, Luoma, Mari, Martellaro, Martin, Shipman, Watson, Yount and Zimmerman and Mses. Beery and Lacy do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

      (c)   Not Applicable.

ITEM 28. Location of Accounts and Records

      The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 100 Fillmore Street, Denver, Colorado 80206-4928, 720 South Colorado Blvd., Denver, Colorado 80206-1929 and DocuVault, 5155 E. 46th Avenue, Denver, Colorado 80216; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, New York 10043. Certain records relating to the day-to-day portfolio management of Janus Risk-Managed Stock Fund are kept at the offices of the subadviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach, Florida 33410. Certain records relating to the day-to-day portfolio management of Janus Mid Cap Value Fund and Janus Small Cap Value Fund are kept at the offices of the subadviser, Perkins, Wolf, McDonnell and Company, LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

ITEM 29. Management Services

      The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

      Not Applicable.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 27th day of February, 2006.

                                    JANUS INVESTMENT FUND

                                    By: /s/ Kelley Abbott Howes
                                        ----------------------------------------
                                        Kelley Abbott Howes, President and Chief
                                        Executive Officer

      Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 ("Declaration of Trust"), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                                     Date
---------                               -----                                     ----
/s/ Kelley Abbott Howes                 President and Chief Executive             February 27, 2006
------------------------------------    Officer (Principal Executive
Kelley Abbott Howes                     Officer)

/s/ Jesper Nergaard                     Vice President, Chief Financial           February 27, 2006
------------------------------------    Officer, Treasurer and Principal
Jesper Nergaard                         Accounting Officer
                                        (Principal Financial Officer
                                        and Principal Accounting
                                        Officer)

Dennis B. Mullen*                       Chairman and Trustee                      February 27, 2006
------------------------------------
Dennis B. Mullen

Jerome S. Contro*                       Trustee                                   February 27, 2006
------------------------------------
Jerome S. Contro

William F. McCalpin*                    Trustee                                   February 27, 2006
------------------------------------
William F. McCalpin

John W. McCarter, Jr.*                  Trustee                                   February 27, 2006
------------------------------------
John W. McCarter, Jr.

James T. Rothe*                         Trustee                                   February 27, 2006
------------------------------------
James T. Rothe

William D. Stewart*                     Trustee                                   February 27, 2006
------------------------------------
William D. Stewart

Martin H. Waldinger*                    Trustee                                   February 27, 2006
------------------------------------
Martin H. Waldinger

Linda S. Wolf*                          Trustee                                   February 27, 2006
------------------------------------
Linda S. Wolf

Thomas H. Bailey*                       Trustee                                   February 27, 2006
------------------------------------
Thomas H. Bailey

/s/ Stephanie Grauerholz-Lofton
------------------------------------
*By: Stephanie Grauerholz-Lofton
     Attorney-in-Fact

                                INDEX OF EXHIBITS

Exhibit Number   Exhibit Title
--------------   -------------
Exhibit 10       Consent of PricewaterhouseCoopers LLP